Filed with the U.S. Securities and Exchange Commission on March 5, 2014

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	565	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	566	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[	X	]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 565 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add two additional sub-advisors for one series of the Trust: the Balter Long/Short Equity Fund.

Balter Long/Short Equity Fund

Institutional Class – Ticker: BEQIX

Investor Class – Ticker: BEQRX
(Not available for purchase)

PROSPECTUS

_________, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

Investment Objective

The Balter Long/Short Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation plus income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.95%	1.95%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1) (includes Interest and Dividends on Securities Sold Short)	0.92%	1.02%
Shareholder Servicing Expenses	None	0.10%
Interest and Dividends on Securities Sold Short	0.67%	0.67%
Acquired Fund (Underlying Fund) Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.88%	3.23%
Less: Fee Waiver and Expense Reimbursement(2)	-0.01%	-0.01%
Net Annual Fund Operating Expenses	2.87%	3.22%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)
Balter Liquid Alternatives, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.19% and 2.54% of average daily net assets of the Fund’s Institutional Class shares and Investor Class shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least December 31, 2015, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$290	$891
Investor Class	$325	$994

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Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and selling short stocks believed to be overvalued.  The Fund attempts to generate enhanced risk-adjusted returns by allocating its assets among a carefully chosen group of experienced hedged equity managers who will serve as sub-advisers (“Sub-Advisers”) to the Fund and who will employ various complementary long/short equity investment strategies.  The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 60% of the Fund’s assets being shorted under normal market conditions.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 30% and 80%.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including exchange-traded funds (“ETFs”), equity Real Estate Investment Trusts (“REITs”), and may include securities of companies that are offered pursuant to an initial public offering (“IPO”).  The Fund may also invest without limit in the securities of small- and medium-sized companies.  The Fund currently considers small- and medium-sized capitalization companies to be those companies that have market capitalizations between $500 million and $10 billion at the time of purchase. The Fund may invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in ADRs, EDRs and GDRs and therefore, the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets.  The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

The Fund may also invest up to 20% of its net assets in fixed income securities, including sovereign debt, corporate bonds, exchange-traded notes (“ETNs”) and debt issued by the U.S. Government and its agencies.  Such fixed income investments generally range in maturity from 2 to 10 years and may include up to 20% of the Fund’s net assets in high yield or “junk” bonds.  High yield bonds are securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by a Sub-Adviser to be of equivalent quality.

The Fund may utilize leverage of no more than 33 1/3% of the Fund’s total assets as part of the portfolio management process.  From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market.  The Fund may also invest up to 10% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts.  These instruments may be used to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund.

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Each Sub-Adviser is allocated a portion of the Fund’s assets to invest (each an “Allocated Portion”).  The Sub-Advisers invest in the securities described above based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back (hopefully at a lower price) and returned to the broker).  Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views.  While each Sub-Adviser is subject to the oversight of the Adviser, the Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.  In engaging Sub-Advisers to manage the Fund, the Adviser looks to select Sub-Advisers who employ complementary long/short equity investment strategies.

The Fund sells (or closes a position in) a security when a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Sub-Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser’s assessment criteria; or (4) for other portfolio management reasons.  A description of the Sub-Advisers and their investment focus is provided below.

The Sub-Advisers’ Strategies
Apis Capital Advisors, LLC (“Apis”) invests its Allocated Portion primarily by using a fundamental bottom-up, research-driven process to construct a global long/short equity portfolio with an emphasis and expertise in small- and medium-capitalization companies that have global businesses operating in global industries.

Madison Street Partners, LLC (“Madison Street”) invests its Allocated Portion by employing a disciplined value oriented long/short portfolio strategy that attempts to uncover mispriced securities primarily within, but not limited to, the small and mid capitalization segments of the equity market.  Madison Street typically uses a bottom up method by analyzing both the fundamental and technical data surrounding a particular stock.

Midwood Capital Management LLC (“Midwood”) invests its Allocated Portion in areas of the U.S. equities market with the greatest inefficiencies where extensive research and analysis can seek to generate superior long-run performance with an emphasis on small-capitalization companies, identifying opportunities both long and short.

Millrace Asset Group, Inc. (“Millrace”) invests its Allocated Portion in the small and mid-capitalization sectors utilizing intensive fundamental, bottom-up, research-driven analysis to identify what it believes to be compelling long and short opportunities.  Millrace attempts to optimize potential returns and to preserve capital in difficult markets.

Principal Risks
Since the Fund will hold securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value.  Therefore, the value of your investment in the Fund could go down as well as up.  You may lose money by investing in the Fund.  The principal risks affecting the Fund that can cause a decline in value are:

•	Active Management Risk. The Fund is actively managed with discretion and may underperform market indices or other mutual funds with similar investment objectives.

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•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

•
Derivatives Risk.  An investment in derivatives (such as futures, including interest rate and U.S. Treasury futures) may not perform as anticipated by the Sub-Advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility.  Futures may create investment leverage so that when a futures contract is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the futures contract may not provide the anticipated protection, causing the Fund to lose money on both the futures contract and the exposure the Fund sought to hedge.  Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage.  Futures are also subject to correlation risk, which is the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset, rate or index.  The Fund’s use of futures is also subject to market risk and liquidity risk, each of which is described below.

•
Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

•
Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Foreign Securities Risk (including Emerging Markets Risk).  The risks of investing in foreign securities, including those in emerging markets, can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

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•
High Yield Securities Risk.  Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

•
Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

•
Leverage and Short Sales Risk.  Leverage is the practice of borrowing money to purchase securities.  If the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Liquidity Risk.  Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

•
Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio.  The Advisor’s management practices and investment strategies might not produce the desired results.  The Adviser is also newly-formed and only recently began managing mutual funds.  Additionally, although the Adviser will select Sub-Advisers which it determines to have suitable investment backgrounds and show substantial performance potential, some of these Sub-Advisers may have limited track records.

•
Market Risk.  The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

•
Multi-Manager and Multi-Style Management Risk.  To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  Because portions of the Fund's assets are managed by different Sub-Advisers using different styles, the Fund could experience overlapping securities transactions.  Certain Sub-Advisers may be purchasing securities at the same time other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.

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•	New Fund Risk. The Fund is new and has little prior operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size.

•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund.  Shareholders may pay tax on such capital gains.

•
REIT and Real Estate Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

•
Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Small- and Medium-Sized Companies Risk.  Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
U.S. Government Securities Risk.  U.S. government obligations are affected by changes or expected changes in interest rates, among other things.  While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, they are still subject to credit risk.  Securities issued or guaranteed by federal agencies or authorities or U.S. government sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.  Moreover, some securities are neither insured nor guaranteed by the U.S. government.  The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. government will do so.

Performance

Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not provided at this time.  Performance information will be available after the Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.balterliquidalts.com or by calling the Fund toll-free at 1-855-8LIQ-ALT (1-855-854-7258).

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Fund Management

Investment Adviser	Portfolio Managers	Managed the Fund Since:
Balter Liquid Alternatives, LLC	Brad R. Balter, CFA, CEO	2013 (Inception)
	Jay C. Warner, CFA, CIO	2013 (Inception)
	Ben R. Deschaine, Sr. Research Analyst	2013 (Inception)

Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Apis Capital Advisors, LLC	Daniel J. Barker, CIO	2013 (Inception)
Madison Street Partners, LLC	Steve C. Owsley	[Month] 2014
	Drew M. Hayworth	[Month] 2014
Midwood Capital Management LLC	David E. Cohen, Managing Member	2013 (Inception)
	Ross D. DeMont, Managing Member	2013 (Inception)
Millrace Asset Group, Inc.	William L. Kitchel, III	[Month] 2014
	Whitney M. Maroney	[Month] 2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Balter Long/Short Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-8LIQ-ALT (1-855-854-7258), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
- All Accounts	$50,000	$500
Investor Class (not available for purchase)
- Regular Accounts	$5,000	$500
- Automatic Investment Plans	$1,000	$50

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION REGARDING THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Balter Long/Short Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation plus income.  The investment objective is non-fundamental; that is, it can be changed by a vote of the Board alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies

The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing stocks believed to be undervalued and selling short stocks believed to be overvalued.  The Fund attempts to generate enhanced risk-adjusted returns by allocating its assets among a carefully chosen group of experienced hedged equity managers who will serve as Sub-Advisers to the Fund and who will employ various complementary long/short equity investment strategies.  The Fund generally maintains a net long bias; however, it is anticipated that the Fund will have at least some short exposure at all times with a maximum of 60% of the Fund’s assets being shorted under normal market conditions.  The net long exposure of the Fund (gross long exposures minus gross short exposures) is usually expected to be between 30% and 80%.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in one or more of the following sectors:  consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The types of equity securities in which the Fund generally invests include common stocks, preferred stocks, rights, warrants, convertibles, partnership interests, other investment companies, including ETFs, equity REITs, and may include securities of companies that are offered pursuant to an IPO.  The Fund may also invest without limit in the securities of small- and medium-sized issuers.  The Fund currently considers small and medium-sized capitalization companies to be those that have market capitalizations between $500 million and $10 billion at the time of purchase.  The Fund may also invest up to 30% of its net assets in securities purchased on foreign exchanges; however, there is no limitation on the Fund’s ability to invest in ADRs, EDRs and GDRs and therefore the Fund’s exposure to foreign securities may be greater than 50% of the Fund’s net assets.  The Fund may invest up to 25% of its net assets in foreign securities of issuers located in emerging markets.

The Fund may also invest up to 20% of its net assets in fixed income securities, including sovereign debt, corporate bonds, ETNs and debt issued by the U.S. Government and its agencies.  Such fixed income investments generally range in maturity from 2 to 10 years and may include up to 20% of its net assets in high yield or “junk” bonds.

The Fund may utilize leverage as part of the portfolio management process.  From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector of the market.  The Fund may also invest up to 10% of its net assets in derivatives including futures, options, swaps and forward foreign currency contracts.  These instruments may be used to modify or hedge the Fund’s exposure to a particular investment or market related risk, as well as to manage the volatility of the Fund.

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The Adviser looks to identify skilled hedged equity managers to serve as Sub-Advisers to the Fund.  In identifying potential Sub-Advisers, the Adviser looks for managers who, over an entire market cycle, have the potential to deliver enhanced risk-adjusted returns relative to traditional broad-based equity markets.  Experienced long/short equity managers employ techniques to attempt to both mitigate losses in challenging market conditions — thus reducing the impact of “negative compounding,” as well as to let their stock-picking skills come to the fore in more normal market circumstances, allowing for the potential for attractive long-term risk-adjusted returns.  These managers have the flexibility to add value from their research on long and short securities positions, as well as the management of their portfolio’s net market exposure.

There are important diversification benefits that can result from investing through a select group of skilled hedged equity managers whose specific strategies, when combined, provide the opportunity for enhanced risk-adjusted returns, lower volatility and lower sensitivity to financial market indices. Lowering a portfolios’ overall volatility has the potential to generate returns over time, by (a) allowing the power of compounding to work more effectively, and (b) mitigating the behavioral challenges facing investors who too often abandon their long-term investment objectives and strategies in volatile markets.  The Fund attempts to generate enhanced risk-adjusted returns by allocating its assets among a carefully chosen group of experienced Sub-Advisers who employ various complementary long/short equity investment strategies.

Hedged Equity Strategy – Long/Short Investing
The Fund generally holds a long equity portfolio as well as a portfolio of short equity holdings.  In employing these strategies, the manager, by holding short positions, seeks to both hedge against market declines as well as have the opportunity to profit from a decline in the prices of his short equity holdings.  However, managers may use different approaches in employing this strategy.  These approaches are differentiated most notably by the types of stocks in which the managers focus their investment efforts.  While some managers are generalists, a large number of managers typically specialize by style (value vs. growth), sector (technology, energy, healthcare, financial services, etc.), capitalization (small vs. large) and/or geography.

The Fund generally carries a net long bias — that is, the value of the long portfolio exceeds that of the short portfolio.  As a result, they will have directional exposure to equity markets.  But importantly, managers can vary the amount of this net exposure as market conditions and opportunities change.  By varying net exposure over time as the opportunity set and market conditions evolve, long/short managers have the flexibility to act as tactical allocators, changing the long/short ratio as they prudently judge.  The Adviser believes that a carefully constructed portfolio of complementary long/short equity managers can provide diversification benefits and potentially lower drawdowns relative to general equity market indices.

The Fund generally sells (or closes a position in) a security when a Sub-Adviser determines that a particular security has achieved its investment expectations or the reasons for maintaining that position are no longer valid, including: (1) if the Sub-Adviser’s view of the business fundamentals or management of the underlying company changes; (2) if a more attractive investment opportunity is found; (3) if general market conditions trigger a change in the Sub-Adviser’s assessment criteria; or (4) for other portfolio management reasons.

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Sub-Advisers
Each Sub-Adviser is allocated a portion of the Fund’s assets to invest (each an “Allocated Portion”).  The Sub-Advisers invest in the securities described above based upon their belief that the securities have a strong appreciation potential (long investing, or actually owning a security) or potential to decline in value (short investing, or borrowing a security from a broker and selling it, with the understanding that it must later be bought back (hopefully at a lower price) and returned to the broker).  Each Sub-Adviser has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views.  While each Sub-Adviser is subject to the oversight of the Adviser, the Adviser does not attempt to coordinate or manage the day-to-day investments of the Sub-Advisers.  In engaging Sub-Advisers to manage the Fund, the Adviser looks to select Sub-Advisers who employ complementary long/short equity investment strategies.  Each Sub-Adviser’s principal investment strategies are set forth below.

Apis’ Principal Investment Strategies
Apis manages its Allocated Portion using a fundamental bottom-up, research-driven process to construct a global long/short equity portfolio with an emphasis and expertise in small- and medium-capitalization companies that have global businesses operating in global industries.  Apis invests its Allocated Portion in companies that it believes have a reasonable expectation of producing above average returns.  Apis seeks consistent positive absolute returns primarily through a combination of long investment positions and short selling to achieve capital appreciation, while also attempting to preserve capital and mitigate risk through diversification of portfolio investments and hedging activities.  Apis’ long positions are typically those it believes to be undervalued, with improving business fundamentals, and Apis’ short positions are typically those securities with deteriorating fundamentals that they believe are overvalued.

Madison Street’s Principal Investment Strategies
Madison Street generally seeks to maximize total return by employing a disciplined value oriented long/short portfolio strategy that attempts to uncover mispriced securities primarily within, but not limited to, the small and mid capitalization segments of the equity market.  Madison Street typically employs a bottom up method whereby security positions are based upon extensive analysis of both the fundamental and technical data surrounding a particular stock.  A long position would be entered if Madison Street believes the stock is undervalued based upon fundamental ratios such as price to book, price to sales, price to free cash flow and debt to equity and/or the stock’s trading history indicates a positive deviation from the norm, its peer group, or the market.  Short positions are analyzed in a similar fashion whereby Madison Street seeks out stocks with weak fundamentals, technical chart breakdowns, and other catalysts that indicate deteriorating business conditions.  Madison Street may also employ investment techniques including, but not limited to, the purchase or sale of put and call equity and equity index options, taking both long and short positions in foreign equity securities, and incurring borrowing leverage.

Midwood’s Principal Investment Strategies
Midwood’s investment philosophy is built upon maximizing long-term returns while seeking to minimize downside performance in weak markets.  Midwood focuses its Allocated Portion on delivering attractive absolute returns over long periods of time rather than outperforming the market on a relative basis over shorter periods.  Midwood invests its Allocated Portion in areas of the U.S. equities market with the greatest inefficiencies where proprietary research and analysis can help generate superior long-run performance.  Midwood’s strategy is to invest predominantly long and short in U.S. small-cap equities.  Midwood employs proprietary due diligence including site visits and management interviews, meetings with suppliers, customers, sales reps, etc., discussions with other money managers, private equity investors and analysts, interviews/meetings with competitors, and proprietary valuation analysis.  Midwood evaluates the alignment of management interests, board dynamics, and other elements of corporate governance.

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Millrace’s Principal Investment Strategies
Millrace’s investment process utilizes intensive fundamental, bottom-up, research-driven analysis to identify what it believes to be compelling long and short opportunities.  Millrace employs both long and short equity positions to optimize potential returns and to preserve capital in difficult markets.  The strategy is centered on the belief that greater inefficiencies exist and greater innovation occurs in the small capitalization sector than in higher market capitalization sectors.  Millrace’s investment team believes that these inefficiencies can be exploited by applying a disciplined research methodology to identify companies that exhibit proprietary characteristics giving them a dominant position in their industry or market niche.

Millrace supplements its research by utilizing quantitative screening.  In the long portfolio, Millrace looks for companies with proprietary characteristics, improving fundamentals, a reasonable valuation and identifiable catalysts.  In the short portfolio, Millrace looks for companies with excessive valuations relative to fundamentals, deteriorating balance sheets, decelerating revenue/margins and weakening competitive positions.  The investment team then identifies a catalyst such as margin erosion, questionable business practices, accounting, legal or regulatory problems or weakening market share.

Temporary Defensive Positions
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  For example, during such periods, 100% of the Fund’s assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents.  In addition, during such periods, the Fund may invest up to 10% of its net assets in certain other derivatives, primarily forward contracts, interest rate swaps, total return swaps, and credit default swaps, measured at notional value.  Temporary defensive positions may be initiated by the individual Sub-Advisers or by the Adviser when a Sub-Adviser and/or the Adviser judges that market conditions make pursuing the Fund’s investment strategies inconsistent with the best interests of its shareholders.  A Sub-Adviser and/or the Adviser then may temporarily use these alternative strategies that are mainly designed to limit the Fund’s losses or to create liquidity in anticipation of redemptions.  When the Fund takes temporary defensive positions, it may not achieve its investment objective.

Short-term Positions:
From time to time, the Fund may invest in short-term, high quality investments, including, for example, commercial paper, bankers’ acceptances, certificates of deposit, bank time deposits, repurchase agreements, and investments in money market mutual funds or similar pooled investments.

Principal Risks of Investing in the Fund

The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return have previously been summarized in the “Summary Section.”  These risks are discussed in more detail below.

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Active Management Risk.  The Fund is actively managed and its performance therefore will reflect in part the ability of the Sub-Advisers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective.  Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

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Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies.  The principal derivatives used by the Fund are futures, and for temporary defensive purposes, forward contracts, and swaps.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate or index.  The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns.  Certain derivatives also expose the Fund to counterparty risk, which is described above.  Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.  With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to increased counterparty risk.  In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.  Certain of the Fund’s transactions in futures, swaps, and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect the Fund’s after-tax returns.  Investing in derivatives may result in a form of leverage and subject the Fund to leverage risk, which is described below.  The risks of the Fund’s use of forward contracts, futures and swap agreements are discussed in further detail below.

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Equity Risk.  The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

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ETF and Mutual Fund Risk.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Inverse ETFs are subject to the risk that their performance will fall as the value of their benchmark indices rises.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.  The Fund also will incur brokerage costs when it purchases ETFs.

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If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses.  Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

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Fixed Income Securities Risk. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

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Foreign Securities Risk (including Emerging Markets).  The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers.  The costs associated with securities transactions are often higher in foreign countries than the United States.  Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.  Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies.  Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

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High Yield Securities Risk.  Fixed income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances.  High yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high yield securities and the entire high yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.

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Initial Public Offering Risk.  The Fund may purchase securities of companies that are offered pursuant to an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

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Investment Strategy Risk.  There is no assurance the Fund’s investment objective will be achieved.  Investment decisions may not produce the expected results.  The value of the Fund may decline, and due to its active management, the Fund may underperform other funds with similar objectives and strategies.

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Leverage and Short Sales Risk.  Subject to certain limitations, the Fund may use leverage in connection with its investment activities and may effect short sales of securities.  These investment practices involve special risks.  Leverage is the practice of borrowing money to purchase securities.  If the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

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Liquidity Risk.  In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices.  When there is no willing buyer and investments cannot be readily sold, the Fund may have to sell at a lower price than the price at which the Fund is carrying the investments or may not be able to sell the investments at all, each of which would have a negative effect on the Fund’s performance.  If another fund or investment pool in which the Fund invests is not publicly offered or there is no public market for its shares or accepts investments subject to certain legal restrictions, such as lock-up periods implemented by private funds, the Fund may be prohibited by the terms of its investment from selling or redeeming its shares in the fund or pool, or may not be able to find a buyer for those shares at an acceptable price.  In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Fund may be required to fair value the investments.

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Management Risk.  Management risk describes the Fund’s ability to meet investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Adviser’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.  The Adviser is also newly-formed and only recently began managing mutual funds.  Additionally although the Adviser will select Sub-Advisers which it determines to have suitable investment backgrounds and show substantial performance potential, some of these Sub-Advisers may have limited track records.

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Market Risk.  Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest.  Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes.  Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.  Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities.  The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security.  Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

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Multi-Manager and Multi-Style Management Risk.  Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of its objective.  To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on a Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  There can be no assurance that the Adviser or Sub-Advisers will be successful in this regard.

In addition, because portions of the Fund's assets are managed by different Sub-Advisers using different styles/strategies, the Fund could experience overlapping security transactions.  Certain Sub-Advisers may be purchasing securities at the same time that other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.  The Adviser’s and the Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Fund’s value may be adversely affected.

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New Fund Risk.  The Fund is new and has little prior operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

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Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction under the Investment Company Act of 1940, as amended (“1940 Act”) on how much the Fund may invest in the securities of an issuer.  As a result, the Fund’s shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.  The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.

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Portfolio Turnover Risk. The Fund may buy and sell investments frequently.  A higher portfolio turnover may enhance returns by capturing and holding portfolio gains.  However, it also may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional dividends and capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.

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REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as: (1) possible declines in the value of real estate, (2) adverse general and local economic conditions, (3) possible lack of availability of mortgage funds, (4) changes in interest rates, and (5) environmental problems.  In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; (h) compliance with tax rules related to REITs; and (i) in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

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Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

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Small- and Medium-Sized Companies Risk.  Investing in securities of small- and medium-capitalization companies may involve greater volatility than investing in larger and more established companies because small- and medium-capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small- and medium-capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

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U.S. Government Securities Risk.  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”) securities).  Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities.  By contrast, securities issued or guaranteed by U.S. government sponsored organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.  Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

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PORTFOLIO HOLDINGS INFORMATION

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.balterliquidalts.com.

MANAGEMENT OF THE FUND

Investment Adviser and its Portfolio Managers

The Fund is managed by Balter Liquid Alternatives, LLC (“Balter” or the “Adviser”), 125 High Street, Oliver Street Tower, Suite 802, Boston, MA. 02110, a majority-owned subsidiary of Balter Capital Management, LLC (“BCM”).  Balter has overall responsibility for assets under management, recommends the selection of managers as sub-advisers of the Fund (each, a “manager” or “sub-adviser”) to the Trust’s Board of Trustees (the “Board”), evaluates the performance of the managers, monitors changes at the managers’ organizations that may impact their abilities to deliver future performance, determines when to rebalance the managers’ assets and the amount of cash equivalents (if any) that may be held in addition to cash in each of the managers’ sub-portfolios, coordinates with the managers with respect to diversification and tax issues and oversees the operational aspects of the Fund.  While neither the Adviser, a newly-formed SEC-registered investment adviser, nor its affiliates has previously managed a registered investment company, BCM has managed hedge fund assets and as of November 30, 2013, has approximately $1 billion of assets under management.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and subject to review and approval by the Board, (1) sets the Fund’s overall investment strategies and (2) evaluates, selects and recommends the Sub-Advisers.  In addition, the Adviser, when appropriate, allocates and reallocates the Fund’s assets among the Sub-Advisers, monitors and evaluates the performance of the Sub-Advisers, including their compliance with the investment objectives, policies and restrictions of the Fund, and implements procedures to ensure that the Sub-Advisers comply with the Fund’s investment objectives, policies and restrictions.  In overseeing the Sub-Advisers and evaluating their performance, the Adviser may (under the oversight of the Board) in certain circumstances directly terminate certain of the Sub-Advisers. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommends their hiring, termination and replacement.

The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.95% of the Fund’s average daily net assets.  The management fees paid to the Adviser by the Fund are used to pay the fees of the Sub-Advisers.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement and Sub-Advisory Agreements will be available in the Fund’s shareholder report for the fiscal period ending April 30, 2014.

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Portfolio Managers
The Adviser’s portfolio managers are responsible for providing a risk review of the Fund’s portfolio composition and specifically monitor the Fund’s investments to ensure that they align with the Fund’s investment guidelines.  Additionally, the Adviser’s portfolio managers are responsible for managing the Fund’s cash holdings, which may include investments in ETFs and other investment companies.  Investment decisions for the Fund are made by an investment team.  The members of the investment team are listed below:

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Brad R. Balter, CFA, Co-Founder, Managing Partner, and CEO of BCM and the Adviser, is a co-portfolio manager of the Fund.  He has worked in the financial services industry since 1992 and currently manages BCM’s fund-of-fund products and customized portfolios.  Prior to forming BCM, he was a Managing Director at Citigroup Global Markets.

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Jay C. Warner, CFA, Co-Founder, Partner and Chief Investment Officer of BCM and the Adviser, is a co-portfolio manager of the Fund.  Prior to 2005, Mr. Warner was a Financial Analyst in middle market sales for Citigroup Global Markets and was a generalist at The Segalas Group, a long/short equity hedge fund.

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Benjamin R. Deschaine, Senior Research Analyst of BCM and the Adviser, is a co-portfolio manager of the Fund.  Prior to 2012, Mr. Deschaine was a Managing Director at Sabretooth Capital Management, LLC, a global multi-strategy hedge fund affiliated with Tiger Management and a Portfolio Manager and Senior Analyst at Federal Street Advisors.

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Fund.  Under this arrangement, the Fund and the Adviser may engage one or more Sub-Advisers to make day-to-day investment decisions for the Fund.  The Adviser retains ultimate responsibility (subject to the oversight of the Board) for overseeing the Sub-Advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more Sub-Advisers; or (2) materially change a sub-advisory agreement with a Sub-Adviser.

Before hiring a Sub-Adviser, Balter performs due diligence on the Sub-Adviser, including (but not limited to), quantitative and qualitative analysis of the Sub-Adviser’s investment process, risk management, and historical performance.  It is Balter’s goal to hire Sub-Advisers who it believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.  Generally, Balter selects Sub-Advisers who it believes will be able to add value through security selection or allocations to securities, markets or strategies.  Balter is responsible for the general overall supervision of the Sub-Advisers along with allocating the Fund's assets among the Sub-Advisers as well as rebalancing the portfolio as necessary from time to time.

More on Multi-Style Management:  The investment methods used by the Sub-Advisers in selecting securities for the Fund vary.  The allocation of the Fund’s portfolio managed by one Sub-Adviser will, under normal circumstances, differ from the allocations managed by the other Sub-Advisers with respect to portfolio composition, turnover, issuer capitalization and issuer financial condition.  Because selections are made independently by each Sub-Adviser, it is possible that a security held by one portfolio allocation may also be held by other portfolio allocations of the Fund or that several Sub-Advisers may simultaneously favor the same industry.

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The Adviser is responsible for establishing the target allocation of Fund assets to each Sub-Adviser and may adjust the target allocations at its discretion.  Market performance may result in allocation drift among the Sub-Advisers of the Fund.  The Adviser is also responsible for periodically reallocating the portfolio among the Sub-Advisers, the timing and degree of which will be determined by the Adviser.  Each Sub-Adviser independently selects the brokers and dealers to execute transactions for the allocation of the Fund being managed by that Sub-Adviser.  A Sub-Adviser may occasionally hold more than the specified maximum number of holdings in its portfolio, which may be the result of an involuntary spin-off by one of the companies held in the portfolio, the payment of a stock dividend or split in a separate class of stock, or an overlap in selling a portfolio security while simultaneously adding a new security.

At times, allocation adjustments among Sub-Advisers may be considered tactical with over- or under-allocations to certain Sub-Advisers based on the Adviser’s assessment of the risk and return potential of each Sub-Adviser’s strategy.  Sub-Adviser allocations are also influenced by each Sub-Adviser’s historical returns and volatility of returns, which are assessed by examining the performance of strategies managed by the Sub-Advisers in other accounts that the Adviser believes to be similar to those that will be used for the Fund.  The Adviser has analyzed the individual and combined performance of the Sub-Advisers in a variety of investment environments.

In the event a Sub-Adviser ceases to manage an allocation of the Fund’s portfolio, the Adviser will select a replacement Sub-Adviser or allocate the assets among the remaining Sub-Advisers subject to any required approval of the Board of Trustees and the shareholders of the Fund.  The securities that were held in the departing Sub-Adviser’s allocation of the Fund’s portfolio may be allocated to and retained by another Sub-Adviser of the Fund or will be liquidated in an orderly manner, taking into account various factors, which may include but are not limited to the market for the security and the potential tax consequences.  The Adviser may also add additional Sub-Advisers in order to increase Fund diversification or capacity.

Multi-Manager Exemptive Order:  The Adviser and the Trust, on behalf of the Fund, have applied for an exemptive order from the SEC, which if granted, would permit the Adviser, subject to certain conditions, to select new Sub-Advisers, with the approval of the Board but without obtaining shareholder approval.  The order would permit the Adviser to change the terms of agreements with the Sub-Advisers or to continue the employment of a Sub-Adviser after an event that would otherwise cause the automatic termination of services.  The order would not permit investment advisory fees paid by the Fund to be increased or to change the Adviser’s obligations under the Advisory Agreement, including the Adviser’s responsibility to monitor and oversee sub-advisory services furnished to the Fund, without shareholder approval.  Furthermore, any sub-advisory agreements with affiliates of the Fund or the Adviser would continue to require shareholder approval.  The order, if granted, would also permit the Fund to disclose Sub-Advisers’ fees only in the aggregate in its registration statement.  This arrangement has been approved by the Board and the Fund’s initial shareholder.  Within 90 days of retaining a new Sub-Adviser, shareholders of the Fund would receive notification of the change.  There can be no assurance that the SEC will grant the requested exemptive order.  If the exemptive relief is not granted, then shareholder approval would be required for changes in a sub-advisory agreement or for the addition of a new sub-adviser.

The Sub-Advisers and their Portfolio Managers

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser.  The Adviser compensates the Fund’s Sub-Advisers out of the investment advisory fees it receives from the Fund.  Each Sub-Adviser makes investment decisions for the assets it has been allocated to manage.  The Adviser oversees the Sub-Advisers for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors each Sub-Adviser’s adherence to its investment style.  The Board supervises the Adviser and the Sub-Advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-Advisers recommended by the Adviser.

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The following provides additional information about each Sub-Adviser, the portfolio managers who are responsible for the day-to-day management of each Sub-Adviser’s Allocated Portion of the Fund (each an “Allocated Portion”), and prior performance information for similar accounts each Sub-Adviser manages.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Fund.

Apis
Apis Capital Advisors, LLC, 90 Park Avenue, 18th Floor, New York, NY 10016, serves as a sub-adviser to the Fund under a sub-advisory agreement with the Adviser on behalf of the Fund.  Apis is registered as an investment adviser with the SEC and was founded in 2004.  Apis has not previously managed a registered investment company.

Portfolio Manager
•	Daniel J. Barker, CFA, a Managing Member, Founder and Chief Investment Officer of Apis since its founding in 2004, serves as the portfolio manager of Apis’ Allocated Portion of the Fund.

Madison Street
Madison Street, 3200 Cherry Creek South Drive, Suite 360, Denver, Colorado 80209, serves as a sub-adviser to the Fund under a sub-advisory agreement with the Adviser on behalf of the Fund.  Madison Street is registered as an investment adviser with the SEC and was founded in 2004.

Portfolio Managers
•
Steven C. Owsley, co-founder of Madison Street, has been a manager and member of Madison Street since its founding in January 2004.  He serves as a portfolio manager of Madison Street’s Allocated Portion of the Fund.

•
Drew M. Hayworth, co-founder of Madison Street, has been a manager and member of Madison Street since its founding in January 2004.  He serves as a portfolio manager of Madison Street’s Allocated Portion of the Fund.

Midwood
Midwood Capital Management LLC, 20 Custom House Street, Suite 610, Boston, MA 02110, serves as a sub-adviser to the Fund under a sub-advisory agreement with the Adviser on behalf of the Fund.  Midwood is registered as an investment adviser with the SEC and was founded in 2003.  Midwood has not previously managed a registered investment company.

Portfolio Managers
•
David E. Cohen, Managing Member and Portfolio Manager since co-founding Midwood Capital Management in 2003, Mr. Cohen has served as a Portfolio Manager at Midwood which has served as investment adviser to and general partner of Midwood Capital Partners, L.P., a domestic limited partnership, as well as other limited partnerships, investing primarily in small-cap equity securities.  Mr. Cohen serves as a co-portfolio manager of Midwood’s Allocated Portion of the Fund.

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•
Ross D. DeMont, Managing Member and Portfolio Manager since co-founding Midwood Capital Management LLC in 2003, Mr. DeMont has served as a Portfolio Manager at Midwood which has served as investment adviser to and general partner of Midwood Capital Partners, L.P., a domestic limited partnership, as well as other limited partnerships, investing primarily in small-cap equity securities.  Mr. DeMont serves as a co-portfolio manager of Midwood’s Allocated Portion of the Fund.

Millrace
Millrace, 1205 Westlakes Drive, Suite 375, Berwyn, PA 19312, serves as a sub-adviser to the Fund under a sub-advisory agreement with the Adviser on behalf of the Fund.  Millrace is registered as an investment adviser with the SEC and was founded in 2001.

Portfolio Managers
•
William L. Kitchel, III, co-founder of Millrace, has been a portfolio manager and analyst since its founding in 2001.  Mr. Kitchel serves as a co-portfolio manager of Millrace’s Allocated Portion of the Fund.

•
Whitney M. Maroney, co-founder of Millrace, has been a portfolio manager and analyst since its founding in 2001.  Mr. Maroney serves as a co-portfolio manager of Millrace’s Allocated Portion of the Fund.

Sub-Advisers’ Prior Performance Information
The Fund’s Sub-Advisers have previously managed pooled investment vehicles with substantially similar objectives and strategies as they use to manage their Allocated Portion of the Fund.  The individuals responsible for management of these funds are the same individual(s) with each Sub-Adviser who are responsible for management of the Fund.  You should not consider the past performance of these vehicles as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of each similarly managed fund which represents all of the accounts and funds managed by each Sub-Adviser for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by each Sub-Adviser in the management of its Allocated Portion of the Fund.  The data is provided to illustrate the past performance of the Sub-Advisers in managing substantially similar funds as measured against the S&P 500® Index and HFRX Equity Hedge Index and does not represent the performance of the Fund.  The funds are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Sub-Adviser’s funds could have been adversely affected if the funds had been regulated as investment companies under the federal securities laws.  The method used to calculate each fund’s performance differs from the SEC’s standardized method of calculating performance, and may produce different results.

Related Performance Data of Apis
The performance information shown below represents the prior performance of a private fund that is not registered under the 1940 Act—Apis Capital, LP.  Apis has served as the investment adviser to Apis Capital, LP, and in that capacity, has maintained full discretionary authority over the selection of investments for Apis Capital, LP.  Apis Capital, LP has a substantially similar investment objective, policies and strategies as Apis’ Allocated Portion.

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Apis Capital, LP is a separate private fund, and the performance below is provided to illustrate the past performance of a similarly managed fund managed by Apis as measured against several indices, including a broad based market index, and does not represent the historical performance of Apis’ Allocated Portion or of the Fund.  You should not consider this performance data to be an indication of the future performance of Apis’ Allocated Portion or of the Fund.

Apis first offered Apis Capital, LP on April 1, 2004.  This is not an offering or a solicitation of an offering to invest in that fund.  The performance reflects the deduction of investment advisory fees actually charged to Apis Capital, LP.  In addition, the operating expenses incurred by Apis Capital, LP were different than the anticipated operating expenses of the Fund, and, accordingly, the performance results of Apis Capital, LP may vary from what the Fund’s performance would have been.

Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The performance data below is for Apis Capital, LP and is not the performance results of Apis’ Allocated Portion or of the Fund.

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	S&P 500	HFRX Equity Hedge
2014	0.8%												0.8%	-3.5%	-1.0%
2013	3.9%	3.5%	3.1%	-1.8%	3.6%	1.3%	3.8%	0.6%	1.9%	1.4%	-1.1%	0.6%	22.6%	32.4%	11.1%
2012	2.1%	2.6%	0.2%	1.4%	-3.1%	4.3%	3.4%	-1.0%	0.9%	-1.9%	0.7%	-1.4%	8.1%	16.0%	4.8%
2011	0.3%	-0.4%	-0.4%	4.1%	-1.4%	-1.2%	5.9%	-4.2%	1.0%	0.3%	-0.3%	2.6%	6.0%	2.1%	-19.1%
2010	-0.9%	-0.2%	0.1%	1.9%	-4.9%	-0.3%	2.9%	0.4%	5.8%	0.5%	-0.7%	4.0%	8.4%	15.1%	8.9%
2009	5.3%	0.7%	0.3%	-5.9%	4.9%	-1.1%	-0.3%	-2.1%	-0.6%	1.3%	2.0%	0.4%	4.4%	26.5%	13.1%
2008	-9.6%	5.1%	-5.0%	2.6%	3.5%	3.4%	-5.1%	-4.6%	-12.8%	-1.0%	-3.3%	1.5%	-23.9%	-37.0%	-25.5%
2007	1.4%	1.2%	2.1%	0.8%	4.3%	2.0%	8.2%	-1.0%	4.9%	5.0%	5.1%	2.5%	42.8%	5.5%	3.2%
2006	5.9%	4.0%	2.8%	3.4%	-3.0%	-2.1%	0.1%	-0.5%	0.0%	2.1%	2.9%	1.2%	17.6%	15.8%	9.2%
2005	5.7%	5.6%	-1.5%	-2.5%	-0.4%	4.9%	2.9%	1.5%	4.5%	-3.2%	2.3%	1.2%	22.6%	4.9%	4.2%
2004				-1.4%	-5.1%	-1.9%	-0.7%	2.6%	1.3%	2.4%	6.1%	1.8%	4.7%	9.0%	-0.7%

Apis Capital, LP
Average Annual Total Returns for Periods Ended December 31, 2013

Period	Apis Capital, LP’s(1) Average Annual Total Returns (Net of all actual fees and expenses)	S&P 500 Index (2)	HFRX Equity Hedge Fund Index(3)
1 Year	22.65%	32.39%	11.14%
3 Year	12.02%	16.18%	-1.95%
5 Year	9.73%	17.94%	3.04%
Since Inception (4/16/2004)	10.32%	7.42%	0.10%

(1)	As of December 31, 2013, Apis Capital, LP has approximately $48 million in assets under management (i.e., 69% of the firm’s assets under management).

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(2)
The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.

(3)
The HFRX Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Related Performance Data of Madison Street
The performance information shown below represents the prior performance of a private fund that is not registered under the 1940 Act— Madison Street Fund, L.P.  Madison Street has served as the investment adviser to Madison Street Fund, L.P., and in that capacity, Madison Street has maintained full discretionary authority over the selection of investments for Madison Street Fund, L.P.  Madison Street Fund, L.P. has a substantially similar investment objective, policies and strategies as Madison Street’s Allocated Portion.

Madison Street Fund, L.P. is a separate private fund, and the performance below is provided to illustrate the past performance of a similarly managed fund managed by Madison Street as measured against a broad based market index, and does not represent the historical performance of Madison Street’s Allocated Portion or of the Fund.  You should not consider this performance data to be an indication of the future performance of Madison Street’s Allocated Portion or of the Fund.

Madison Street first offered Madison Street Fund, L.P. on February 1, 2004.  This is not an offering or a solicitation of an offering to invest in that fund.  The performance reflects the deduction of investment advisory fees actually charged to Madison Street Fund, L.P.  In addition, the operating expenses incurred by Madison Street Fund, L.P. were different than the anticipated operating expenses of the Fund, and, accordingly, the performance results of Madison Street Fund, L.P. may vary from what the Fund’s performance would have been.

Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The performance data below is for Madison Street Fund, L.P. and is not the performance results of Madison Street’s Allocated Portion or of the Fund.

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	S&P 500	HFRX Equity Hedge
2014	-4.6%												-4.6%	-3.5%	-1.0%
2013	3.0%	0.3%	3.2%	0.0%	4.9%	-0.3%	3.5%	-2.1%	2.9%	2.6%	3.8%	2.5%	26.8%	32.4%	11.1%
2012	2.7%	3.3%	-0.5%	-0.9%	-3.6%	2.7%	0.4%	1.6%	2.1%	0.2%	-2.8%	0.7%	5.8%	16.0%	4.8%
2011	0.5%	2.7%	0.9%	2.3%	-1.8%	-1.5%	-1.6%	4.9%	-0.2%	2.3%	-0.2%	-1.4%	-3.0%	2.1%	-19.1%
2010	-2.6%	1.6%	2.2%	0.3%	-2.8%	-2.4%	1.6%	0.4%	1.2%	1.8%	0.0%	2.5%	3.7%	15.1%	8.9%
2009	-0.8%	-2.1%	0.4%	1.1%	1.6%	-0.5%	3.6%	3.3%	3.0%	-1.8%	1.6%	0.6%	10.5%	26.5%	13.1%
2008	3.2%	1.1%	-1.8%	1.5%	1.6%	-1.3%	-1.1%	-0.4%	-0.3%	-3.6%	0.3%	-0.1%	-1.0%	-37.0%	-25.5%
2007	0.6%	0.8%	1.6%	0.9%	2.7%	1.1%	-0.3%	-0.2%	2.4%	1.7%	-1.8%	0.3%	10.2%	5.5%	3.2%
2006	2.3%	-0.2%	1.2%	2.4%	1.6%	0.4%	1.4%	0.7%	0.9%	2.1%	1.8%	2.4%	18.5%	15.8%	9.2%
2005	0.2%	4.7%	1.2%	-1.6%	2.5%	3.3%	2.9%	3.5%	1.6%	-1.8%	1.2%	0.8%	20.0%	4.9%	4.2%
2004		1.8%	0.2%	0.4%	3.0%	2.9%	1.1%	0.0%	3.9%	3.6%	4.3%	2.9%	26.6%	8.9%	0.6%

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Madison Street Fund, L.P.
Average Annual Total Returns for Periods Ended December 31, 2013

Period	Madison Street Fund, L.P. (1) Average Annual Total Returns (Net of all actual fees and expenses)	S&P 500 Index (2)	HFRX Equity Hedge Fund Index(3)
1 Year	26.78%	32.39%	11.14%
3 Year	9.15%	16.18%	-1.95%
5 Year	8.30%	17.94%	3.04%
Since Inception (2/1/2004)	11.44%	7.27%	0.23%

(1)	As of December 31, 2013, Madison Street Fund, L.P. has approximately $39 million in assets under management (i.e., 37% of the firm’s assets under management).
(2)
The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.

 (3)The HFRX Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Related Performance Data of Midwood
The performance information shown below represents the prior performance of a private fund that is not registered under the 1940 Act— Midwood Capital Partners, L.P.  Midwood has served as the investment adviser to Midwood Capital Partners, L.P., and in that capacity, Midwood has maintained full discretionary authority over the selection of investments for Midwood Capital Partners, L.P.  Midwood Capital Partners, L.P. has a substantially similar investment objective, policies and strategies as Midwood’s Allocated Portion.

Midwood Capital Partners, L.P. is a separate fund, and the performance below is provided to illustrate the past performance of a similarly managed fund managed by Midwood as measured against a broad based market index, and does not represent the historical performance of Midwood’s Allocated Portion or of Midwood Capital Partners, L.P.  You should not consider this performance data to be an indication of the future performance of Midwood’s Allocated Portion or of the Fund.

Midwood first offered Midwood Capital Partners, L.P. on December 1, 2003.  This is not an offering or a solicitation of an offering to invest in that fund.  The performance reflects the deduction of investment advisory fees actually charged to Midwood Capital Partners, L.P.  In addition, the operating expenses incurred by Midwood Capital Partners, L.P. were different than the anticipated operating expenses of the Fund, and, accordingly, the performance results of Midwood Capital Partners, L.P. may vary from what the Fund’s performance would have been.

Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

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The performance data below is for Midwood Capital Partners, L.P. and is not the performance results of Midwood’s Allocated Portion or of the Fund.

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	S&P 500	HFRX Equity Hedge
2014	-0.5%												-0.5%	-3.5%	-1.0%
2013	2.5%	0.5%	0.6%	-0.3%	-0.8%	7.4%	7.4%	0.0%	9.7%	2.9%	-0.4%	2.5%	36.2%	32.4%	11.1%
2012	3.4%	-0.8%	1.5%	-1.6%	0.7%	2.0%	-2.1%	0.5%	0.8%	0.9%	-2.9%	4.0%	6.4%	16.0%	4.8%
2011	-0.8%	4.6%	4.4%	2.4%	2.6%	-1.9%	0.8%	-5.0%	-3.4%	3.0%	4.2%	1.1%	12.2%	2.1%	-19.1%
2010	-0.3%	0.3%	1.0%	2.3%	-5.3%	-3.6%	3.5%	-9.5%	7.6%	6.6%	0.5%	7.6%	9.5%	15.1%	8.9%
2009	4.0%	2.9%	9.5%	5.7%	3.8%	-1.4%	4.1%	4.9%	3.0%	1.5%	0.6%	3.9%	51.4%	26.5%	13.1%
2008	-7.5%	1.0%	-8.8%	3.9%	16.8%	-1.7%	-7.0%	7.1%	-17.2%	-16.4%	-3.7%	1.4%	-31.5%	-37.0%	-25.5%
2007	-0.4%	1.6%	2.4%	4.1%	4.2%	-1.8%	-1.4%	-1.8%	1.5%	0.9%	-2.0%	-0.8%	6.6%	5.5%	3.2%
2006	1.3%	4.0%	2.0%	-0.4%	-2.6%	0.6%	-0.6%	2.1%	1.7%	0.1%	-2.1%	1.9%	8.0%	15.8%	9.2%
2005	2.3%	3.2%	1.8%	-1.6%	0.5%	5.6%	1.8%	0.3%	0.3%	0.6%	3.4%	1.6%	21.6%	4.9%	4.2%
2004	1.9%	1.4%	3.1%	2.1%	1.0%	6.0%	0.0%	-2.5%	3.8%	2.4%	5.7%	3.6%	32.1%	10.9%	2.2%
2003												0.1%	0.1%	5.2%	1.9%

Midwood Capital Partners, L.P.
Average Annual Total Returns for Periods Ended December 31, 2013
Period	Midwood Capital Partners, L.P.’s(1) Average Annual Total Returns (Net of all actual fees and expenses)	S&P 500 Index (2)	HFRX Equity Hedge Fund Index(
1 Year	36.29%	32.39%	11.14%
3 Year	17.61%	16.18%	-1.95%
5 Year	21.95%	17.94%	3.04%
Since Inception (12/1/2003)	12.97%	7.89%	0.57%
(1)	As of December 31, 2013, Midwood Capital Partners, L.P. has approximately $80 million in assets under management (i.e., 73% of the firm’s assets under management).
(2)
The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.

(3)
The HFRX Equity Hedge Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Related Performance Data of Millrace
The performance information shown below represents the prior performance of a private fund that is not registered under the 1940 Act— Millrace Fund, LP.  Millrace has served as the investment adviser to Millrace Fund, LP, and in that capacity, Millrace has maintained full discretionary authority over the selection of investments for Millrace Fund, LP.  Millrace Fund, LP has a substantially similar investment objective, policies and strategies as Millrace’s Allocated Portion.

Millrace Fund, LP is a separate private fund, and the performance below is provided to illustrate the past performance of a similarly managed fund managed by Millrace as measured against a broad based market index, and does not represent the historical performance of Millrace’s Allocated Portion or of the Fund.  You should not consider this performance data to be an indication of the future performance of Millrace’s Allocated Portion or of the Fund.

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Millrace first offered Millrace Fund, LP on January 1, 2002.  This is not an offering or a solicitation of an offering to invest in that fund.  The performance reflects the deduction of investment advisory fees actually charged to Millrace Fund, LP.  In addition, the operating expenses incurred by Millrace Fund, LP were different than the anticipated operating expenses of the Fund, and, accordingly, the performance results of Millrace Fund, LP may vary from what the Fund’s performance would have been.

Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

The performance data below is for Millrace Fund, LP and is not the performance results of Millrace’s Allocated Portion or of the Fund.

Year	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Total by Year	S&P 500	HFRX Equity Hedge
2014	2.5%												2.5%	-3.5%	-1.0%
2013	3.1%	-0.7%	2.4%	0.2%	1.6%	2.5%	3.9%	-0.9%	5.9%	0.7%	0.9%	2.9%	24.8%	32.4%	11.1%
2012	6.9%	4.4%	3.1%	-0.1%	-8.4%	3.2%	0.1%	3.5%	5.9%	-3.6%	0.5%	1.1%	16.6%	16.0%	4.8%
2011	-0.4%	1.3%	-1.2%	0.7%	-0.3%	-0.9%	-0.7%	-8.9%	-7.6%	6.0%	-2.7%	-0.4%	-14.9%	2.1%	-19.1%
2010	-2.3%	3.1%	4.4%	2.8%	-2.6%	-1.4%	1.8%	-2.7%	5.4%	3.6%	0.9%	6.0%	20.0%	15.1%	8.9%
2009	-2.6%	-2.8%	5.6%	7.6%	5.8%	4.1%	4.0%	-0.6%	4.4%	-2.4%	2.8%	4.8%	34.3%	26.5%	13.1%
2008	-6.3%	-2.8%	-0.2%	1.5%	5.8%	-7.5%	1.8%	2.2%	-6.2%	-6.7%	0.1%	5.2%	-13.4%	-37.0%	-25.5%
2007	0.4%	1.1%	-0.6%	0.9%	1.1%	0.3%	-1.5%	-0.4%	2.3%	4.0%	-4.2%	1.5%	4.7%	5.5%	3.2%
2006	2.9%	0.7%	0.7%	0.8%	-0.5%	-2.5%	-1.9%	3.4%	0.7%	3.4%	0.2%	0.1%	8.2%	15.8%	9.2%
2005	-0.1%	1.0%	-1.1%	-4.7%	5.0%	3.0%	2.2%	1.3%	2.1%	-0.1%	1.1%	0.2%	9.9%	4.9%	4.2%
2004	2.0%	0.2%	-0.6%	-6.8%	1.2%	3.8%	-4.9%	0.1%	3.7%	2.4%	4.8%	4.1%	10.6%	10.9%	2.2%
2003	-0.2%	-1.6%	1.3%	3.0%	5.1%	2.6%	9.2%	5.5%	2.2%	4.2%	1.7%	0.6%	38.5%	28.7%	14.5%
2002	0.9%	-4.1%	9.7%	-2.1%	-0.7%	-2.6%	-6.1%	3.1%	-6.2%	4.4%	6.7%	1.6%	3.2%	-22.1%	2.1%

Millrace Fund, LP
Average Annual Total Returns for Periods Ended December 31, 2013

Period	Millrace Fund, L.P (1) Average Annual Total Returns (Net of all actual fees and expenses)	S&P 500 Index (2)	HFRX Equity Hedge Fund Index(3)
1 Year	24.80%	32.39%	11.14%
3 Year	7.41%	16.18%	-1.95%
5 Year	14.82%	17.94%	3.04%
10 Year	9.06%	7.41%	0.39%
Since Inception (1/1/2002)	10.74%	6.16%	1.64%

(1)	As of December 31, 2013, Millrace Fund, L.P. has approximately $89 million in assets under management (i.e., 95% of the firm’s assets under management).

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(2)
The S&P 500® Index is an unmanaged index, with no defined investment objective, of common stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index includes the reinvestment of dividends.

(3)
The HFRX Index is part of a series of benchmarks of hedge fund industry performance which are engineered to achieve representative performance of a larger universe of hedge fund strategies. Hedge Fund Research, Inc. employs the HFRX Methodology, a proprietary and highly quantitative process by which hedge funds are selected as constituents for the HFRX Indices.

Fund Expenses

The Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to limit Net Annual Fund Operating Expenses of the Fund (excluding AFFE, interest, taxes, interest and dividend expense on securities sold short and extraordinary expenses) to the amounts shown below as a percentage of the Fund’s average daily net assets.  The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses which are excluded from the Expense Cap.

	Institutional Class	Investor Class
Balter Long/Short Equity Fund	2.19%	2.54%

The term of the Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, but at least through December 31, 2015, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Caps.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Shares of the Fund are sold at their NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Buy Shares”) by U.S. Bancorp Fund Services, LLC (“Transfer Agent”), the Fund’s transfer agent, or an authorized financial intermediary by 4:00 p.m., Eastern time, will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time, will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

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Fair Value Pricing

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

Description of Classes
The following table lists the key features of the Fund’s Institutional and Investor class.

	Institutional Class	Investor Class
Minimum Initial Investment	$50,000	$5,000
Subsequent Minimum Investment	$500	$500
Automatic Investment Plan
Minimum Initial Investment	N/A	$1,000
Subsequent Minimum Investment	N/A	$50
Fees	• Redemption Fee: 1% of amount redeemed within 60 days of purchase.	• Redemption Fee: 1% of amount redeemed within 60 days of purchase. • 12b-1 fee of 0.25% • Shareholder Servicing Fee of 0.10%
Eligible Investors
Designed for proprietary accounts of institutions.  Such institutions include:
• financial institutions,

• registered investment advisers and wealth managers;

• pension plans,

• retirement accounts,

• qualified plans,

• corporations, trusts, estates, religious and charitable
   organizations.

		Includes accounts maintained through Financial Intermediaries.

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How to Buy Shares

You may purchase shares of the Fund by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent.  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic financial institution.  The Fund will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part. The minimum investment requirements may be waived by the Adviser from time to time.  As of the date of this Prospectus, Investor Shares are not available for purchase.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Permanent addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

By Mail
Initial Investment.  To purchase the Fund’s shares by mail, complete and sign the account application and mail it, along with a check made payable to the Fund to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
Balter Long/Short Equity Fund	Balter Long/Short Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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Subsequent Investment.  If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Telephone
Subsequent Investment.  If you have accepted telephone options on the account application and your account has been open for at least 15 days, you may purchase additional shares by telephoning the Fund toll free at 1-855-8LIQ-ALT (1-855-854-7258).  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

By Wire
Initial Investment. If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a shareholder service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Transfer Agent at 1-855-8LIQ-ALT (1-855-854-7258) to advise of your wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Subsequent Investment.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at 1-855-8LIQ-ALT (1-855-854-7258) to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to the Fund.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank National Association 777 E. Wisconsin Avenue Milwaukee, WI 53202 ABA Routing Number 075000022 For credit to U.S. Bancorp Fund Services, LLC DDA #112-952-137
For further credit to:	Balter Long/Short Equity Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-855-8LIQ-ALT (1-855-854-7258).

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Purchases Placed with Financial Intermediaries
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund’s distributor and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  The Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, the Financial Intermediary’s designee receives the order.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan (Investor Class Only)
For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment of $1,000, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $50.  If you wish to enroll in the AIP, complete the appropriate section on the account application.  Your signed account application must be received at least 15 business days prior to the initial transaction.  A fee ($25) will be imposed if your AIP transaction is returned for any reason.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying USBFS sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-855-8LIQ-ALT (1-855-854-7258) for additional information regarding the Fund’s AIP.

Retirement Plans
The Fund offers IRA plans.  You may obtain information about opening an IRA by calling 1-855-8LIQ-ALT (1-855-854-7258).  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

How to Sell Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of your shares at the next determined NAV after the Transfer Agent or Financial Intermediary receive your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

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By Mail
You may redeem your shares by simply sending in a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at 1-855-8LIQ-ALT (1-855-854-7258) for further information concerning documentation required for a redemption of the Fund’s shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

FOR REGULAR MAIL DELIVERY	FOR OVERNIGHT DELIVERY
Balter Long/Short Equity Fund	Balter Long/Short Equity Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Note:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone and by Wire
If you accepted telephone options on the account application, you may redeem the Fund’s shares by telephone.  To establish this option after your account is already open, call the Transfer Agent at 1-855-8LIQ-ALT (1-855-854-7258) for instructions.

You may redeem up to $50,000 in shares by calling the Transfer Agent at 1-855-8LIQ-ALT (1-855-854-7258) prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ written notice to shareholders.  Once a telephone transaction has been placed, it cannot be canceled or modified. If you have a retirement account, you may not redeem shares by telephone. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  You may make your redemption request in writing.

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Through a Financial Intermediary
You may redeem the Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  The Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, the Financial Intermediary’s designee receives the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program (Investor Class Only)
As another convenience, you may redeem the Fund’s shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter.  If you elect this method of redemption, your Fund account must have a value of at least $5,000 and the minimum amount that may be withdrawn each month or quarter is $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record, or will send the payments directly to a pre-authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be a member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of the Fund’s shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s account application.  Please call 1-855-8LIQ-ALT (1-855-854-7258) for additional information regarding the Fund’s SWP.

ACCOUNT AND TRANSACTION POLICIES
Timing of Receiving Redemption Proceeds
Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell the Fund’s shares or receive proceeds.  Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

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Redemption requests will be sent to the address of record.  The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.

Low Balance Accounts
The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000.

Redemption Fees
The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a redemption fee of 1.00% on the redemption of Fund shares held for 60 days or less for all shares.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

Although the Fund has the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.  The Fund’s redemption fee will not apply to sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain asset-allocation programs managed by fee-based investment advisors or certain broker wrap-fee program accounts.  Additionally, the Fund’s redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;
•	minimum required distributions from retirement accounts;
•	redemptions resulting in the settlement of an estate due to the death of the shareholder;
•	shares acquired through reinvestment of distributions (dividends and capital gains);
•	redemptions initiated through the systematic withdrawal plan;
•	redemption of shares previously purchased under an AIP; and
•	the involuntary redemption of low balance accounts.

The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ written notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than the number of days noted above, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

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Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.

Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	When requesting a change in ownership of your account; and

•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  The Adviser reserves the right to waive any signature requirement at their discretion.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-8LIQ-ALT (1-855-854-7258) to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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Unclaimed Property
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Tools To Combat Frequent Transactions
The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

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RULE 12B-1, SHAREHOLDER SERVICING AND OTHER PAYMENTS TO DEALERS

Rule 12b-1 Plan.
The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser, for any distribution service or activity designed to retain Fund shareholders.

Because the Fund pays distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Shareholder Servicing Plan
The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.10% of the average daily net assets of the Fund’s Investor Shares for shareholder services provided to the Fund by financial institutions.

Because the Fund pays shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

DIVIDENDS AND DISTRIBUTIONS

Net investment income generally consists of interest income and dividends received on investments, less expenses.  Dividends from net investment income are generally made at least annually.  Capital gain distributions from net profits from the sale of securities are generally made at least annually.  A dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes.

All dividends and capital gains distributions will be reinvested in the Fund’s shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; (3) reinvest dividends in additional fund shares, while receiving capital gain distributions in cash; or (4) reinvest all dividends and capital gain distributions in additional Fund shares.  Reinvestment of distributions does not avoid or defer taxable income to you.  If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserve the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date for the distribution.

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TAX CONSEQUENCES
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As regulated investment companies, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfy certain other requirements that are described in the SAI.  The Fund operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.

The Fund intends to make distributions of ordinary income and capital gains.  In general, the Fund’s distributions are taxable to you, as either ordinary income or capital gain (unless your investment is through a qualified retirement plan).  Dividends are taxable to you as ordinary income or, in certain cases, for non corporate shareholders, as qualified dividend income, which is taxed at long-term capital gain rates.  The Fund’s distributions of short-term capital gains are also taxable to you as ordinary income.  The Fund’s distributions of its long-term capital gains are taxable to you as long-term capital gains.  The rate you pay on capital gains will depend on how long the Fund held the securities that generated the gains, not how long you owned your Fund shares, and there is no requirement that Fund take into consideration any tax implications when implementing its investment strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

Distributions and dividends declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January, are taxable as if they were paid in December.  All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding or if the Internal Revenue Service instructs the Fund to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a Medicare tax of 3.8% on their net investment, which generally includes dividends and capital gains derived from an investment in shares of the Fund.

Additional information concerning the taxation of the Fund and its shareholders is contained in the Fund’s Statement of Additional Information.  Because your tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS
Financial highlights are not available at this time, as the Fund recently commenced operations.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Balter Long/Short Equity Fund

You can find more information about the Fund in the following documents:

Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  The Fund’s annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

Balter Long/Short Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-8LIQ-ALT (1-855-854-7258)
www.balterliquidalts.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the SEC, 100 “F” Street, N.E., Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund is also available:

•	Free of charge from the Fund’s website at www.balterliquidalts.com.
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.
•	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037.)

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STATEMENT OF ADDITIONAL INFORMATION
___________, 2014

BALTER LONG/SHORT EQUITY FUND

Institutional Class – Ticker: BEQIX

Investor Class – Ticker: BEQRX
(not available for purchase)

125 High Street, Oliver Street Tower, Suite 802
Boston, MA 02110
1-855-8LIQ-ALT (1-855-854-7258)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the related Prospectus of the Balter Long/Short Equity Fund, (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”).  Balter Liquid Alternatives, LLC (the “Adviser”) is the investment adviser to the Fund.  A copy of the Prospectus is available on the Adviser’s website at www.balterliquidalts.com or by calling the number listed above.  The Adviser has retained certain investment managers as sub-advisers (each a “Sub-Adviser,” and, collectively, the “Sub-Advisers”), each responsible for portfolio management of a portion of the Fund’s total assets.

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund themselves are unable to meet their obligations.

The Fund commenced operations on December 31, 2013.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a series of the Trust.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s principal investment strategy as set forth in the Prospectus.  There can be no assurance the Fund will achieve its investment objective.  The Fund may invest in the following types of investments as indicated, each of which is subject to certain risks, as discussed below.

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Non-Diversification.  The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  As a result, a decline in the value of those holdings would cause an overall decline in value to decline to a greater degree than if each of these vehicles held a more diversified portfolio.

Although the Fund is a “non-diversified” investment company, and consequently, is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, the Fund limits its investment so that, at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investments in U.S. Government securities are not subject to these limitations.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus.  The Fund may invest in the following types of investments, which is subject to certain risks, as discussed below.

Recent Regulatory Events.  Legal, tax and regulatory changes could occur that may adversely affect the Fund and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events.  Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions. A return to unfavorable economic conditions could impair the Fund’s ability to execute their investment strategies.

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Multi-Manager and Multi-Style Management Risk

Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of its goal.  To a significant extent, the Fund’s performance will depend of the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers and on each Sub-Adviser’s skill in executing the relevant strategy and selecting investments for the Fund.  There can be no assurance that the Adviser or Sub-Advisers will be successful in this regard.

In addition, because portions of the Fund’s assets are managed by different Sub-Advisers using different styles/strategies, the Fund could experience overlapping security transactions.  Certain Sub-Advisers may be purchasing securities at the same time that other Sub-Advisers may be selling those same securities, which may lead to higher transaction expenses compared to the Fund using a single investment management style.  The Adviser’s and the Sub-Advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case the Fund’s value may be adversely affected.

Equity Securities

The Fund may invest in equity securities consistent with its investment objective and strategies.  Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- and medium-sized companies, they will be exposed to the risks of small- and medium-sized companies.  Such companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

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Common Stock

A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Rights and Warrants

The Fund may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Convertible Securities

The Fund invests in convertible securities.  Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Foreign Securities

The Fund may invest in U.S. dollar denominated foreign securities American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and foreign equity securities.  In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts.  The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs are European and Global receipts evidencing a similar arrangement.  ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent that, as anticipated, such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.  It is not anticipated that the Fund will be eligible to pass through to shareholders a federal tax credit or federal tax deduction related to any foreign taxes borne by the Fund.

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To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Other Investment Companies

The Fund may invest in shares of other registered investment companies, including money market mutual funds, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Fund, or its affiliated persons, as a whole.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Fund in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by Rule and/or an exemptive order obtained by the other registered investment companies that permits the Fund to invest in the other registered investment companies beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with the other registered investment companies regarding the terms of the investment.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

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Exchange-Traded Funds

The Fund may invest in Exchange-Traded Funds (“ETFs”).  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share (“NAV”).  Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Money Market Mutual Funds

The Fund may invest in money market mutual funds in connection with its management of daily cash positions or for temporary defensive purposes.  Money market mutual funds are regulated investment companies under the 1940 Act and the Fund will invest in money market funds in accordance with applicable rules and regulations with respect to investments in other investment companies.  Please note that in addition to the advisory and operational fees the Fund pays in connection with its own operations, to the extent the Fund invests in money market funds, the Fund will also bear its pro rata portion of each such money market fund’s fees and expenses.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to sell illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities

The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

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Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.
Short Sales

The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by the Fund.  The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

The dollar amount of short sales at any one time (not including short sales against the box) may not exceed 85% of the net assets of the Fund, and it is expected that normally the dollar amount of such sales will not exceed 60% of the net assets of the Fund.

Fixed Income Securities
General.  The Fund may invest up to 20% of its assets in fixed income securities.  Examples of such securities are described below.

Corporate Debt Securities

The Fund may invest in fixed-income securities of any maturity, including fixed income securities rated below investment grade by one or more statistical ratings organizations such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”).  Bonds rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds.  Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

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Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for corporate debt securities are described in Appendix A.

Lower-Rated Debt Securities.  The Fund may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

Since the risk of default is higher for lower-rated debt securities, the Adviser’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

Loans and Other Debt Instruments.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.

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Government Agency Securities. Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency. Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

Government-Sponsored Enterprises. Government-sponsored enterprises are characterized as being privately owned and publicly chartered. These enterprises were created by the U.S. government to help certain important sectors of the economy reduce their borrowing costs. The U.S. government does not directly back government sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities. On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. government with respect to Fannie Mae or Freddie Mac will succeed. Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

Risks Associated with Investing in U.S. Government Securities. The U.S. government is considered to be the best credit-rated issuer in the debt markets. Since Treasury securities are direct obligations of the U.S. government, there is minimal credit risk. While most other government-sponsored securities are not direct obligations of the U.S. government (although some are guaranteed by the U.S. government), they also offer little credit risk.

However, another type of risk that may affect the Fund is market and/or interest rate risk. For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of any U.S. government security held by the Fund, while a decline in interest rates would generally increase the market value of such investment.

Convertible Securities. The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

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Asset-Backed Securities.  Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Mortgaged-Backed Securities.  The Fund may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Adviser purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to the Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S.  government Corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government sponsored organization owned entirely by private stockholders. Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as “Freddie Mac PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

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The Fund may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Fund may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.

These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities.  Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.  These economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Fund may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience further declines after they are purchased by the Fund.  The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage-related securities owned by the Fund and could have the effect of reducing returns to the Fund that has invested in mortgage-related securities collateralized by these residential mortgage loans.

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In addition, the U.S. government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally.  The impact that such actions could have on any of the mortgage-related securities held by the Fund is unknown.

Structured Securities.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Indexed Securities.  The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

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Stripped Securities.  The Fund may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Fund.

Zero Coupon Bonds.  The Fund may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires the Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Investments.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Exchange-Traded Notes

The Fund may invest in exchange-traded notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

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Initial Public Offerings

The Fund may purchase shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.   Investing in IPOs increases risk because IPO shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

When-Issued Securities

The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month.  The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV.   During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund.  At the time of settlement, the market value of the security may be more or less than the purchase price. When the Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements.  Reverse repurchase agreements are a form of borrowing that involves the sale of a debt security held by the Fund, with an agreement by the Fund to repurchase the security at a stated price, date and interest payment.  Accordingly, the Fund is subject to a maximum percentage investment of one-third of its assets in reverse repurchase agreements.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

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The Fund may enter into reverse repurchase agreements with banks or broker-dealers.  Entry into such agreements with broker-dealers requires the creation and maintenance of segregated assets consisting of U.S. government securities, cash or liquid securities marked-to-market at least equal in value to its obligations in respect of reverse repurchase agreements.

Borrowing

The Fund may borrow money for investment purposes.  The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.

The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

The 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period.  Currently, the Fund’s does not contemplate borrowing money for investment purposes.  The Fund’s Investment Restriction regarding borrowing will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act.  Reverse repurchase agreements may be considered to be a type of borrowing.  Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy.  Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.  Such trading practices may include futures, options on futures, forward contracts and other derivative investments.

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Issuance of Senior Securities

Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of borrowing and certain other leveraging transactions.  With respect to the Fund’s fundamental investment restriction relating to issuing senior securities, “senior securities” are defined as fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of fund assets.  The 1940 Act prohibits the Fund from issuing senior securities except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose as discussed above.  The Fund also may borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.  The issuance of senior securities by the Fund can increase the speculative character of the Fund’s outstanding shares through leveraging.  Leveraging of the Fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased.  Certain widely used investment practices that involve a commitment by the Fund to deliver money or securities in the future are not considered by the SEC to be senior securities, provided that the Fund segregates cash or liquid securities in an amount necessary to pay the obligation or the Fund holds an offsetting commitment from another party.  These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures and forward contracts.  The Fund’s policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

Options, Futures and Other Strategies

General

The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Fund will not invest in futures for speculative purposes.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Distributions and Tax Information.”

In addition to the instruments, strategies and risks described below and in the Prospectus, the Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

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(1)
Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction.  The Adviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)
Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)
As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

The Fund will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or held in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(4)
Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Options on Securities and Securities Indices

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

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The Fund may purchase and sell options traded on U.S. and foreign exchanges based on the market value of the options.  Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest.  A covered call option involves the Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Fund may also write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.  The Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Futures and Options on Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  The Fund may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.  The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

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An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when the Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures.

The Fund may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  No price is paid upon entering into futures contracts.  Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Swaps
Credit Default Swaps.  The Fund may enter into credit default swap agreements.  The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fund.  The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation.  A credit event is typically a default, restructuring or bankruptcy.

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The Fund may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs.  If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

The Fund may also invest in credit default swap index products and in options on credit default swap index products.  The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade.  These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans.  Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above.  The Fund reserves the right to invest in similar instruments that may become available in the future.

Equity Swap Agreements. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.

Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap;”

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor;” and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

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Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Exemption from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency, the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund as provided by Rule 4.5 under the Commodity Exchange Act (“CEA”). The Fund and the Adviser are therefore not subject to registration or regulation as a pool operator under the CEA.  In order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts).

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

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Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy:

As a matter of fundamental policy, the Fund may not:

1.
Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);

4.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

6.
Make loans (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

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The following is a list of non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

1.	The Fund may not, with respect to fundamental investment restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

2.	The Fund may not mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.	The Fund will not make investments for the purpose of exercising control of management of any company.

4.
The Fund will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least a 60-day prior written notice.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions.”

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Adviser has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Adviser’s Policy”). Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Adviser’s Policy (the “Disclosure Policies”).  The Adviser and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, distributor or any other affiliated person of the Fund.  After due consideration, the Adviser and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund’s shareholders and potential conflicts of interest in making such disclosures.

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The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made after the periods covered by the Fund’s Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses its complete calendar quarter-end portfolio holdings on their website at www.balterliquidalts.com within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated by required regulatory filings with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the Adviser, the Sub-Advisers, the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Adviser may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website. Shareholders can access the Fund’s website at www.balterliquidalts.com for additional information about the Fund, including, without limitation, the periodic disclosure of their portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Director, PNC Fund, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Adviser); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Eric W. Falkeis (3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	President and Chief Operating Officer, Direxion Fund since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	1	None
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Fund; Trustee, Managers AMG Fund, Aston Fund; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S. Bancorp Fund Services, LLC, since April 2005.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Fund.  The Fund does not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, each of the Sub-Advisers, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees”.  The Board is comprised of Trustees who are all Independent Trustees, which are Trustees that are not affiliated with the Adviser, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.  The Trust has a Valuation Committee which is comprised of Trust officers.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

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In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience as the President of Talon Industries, Inc. (a consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment adviser and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, and risk oversight experience through his position as President and Chief Operating Officer of the Direxion Fund and the Direxion Exchange Traded Fund.  Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees: the Nominating Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised entirely of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised entirely of Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

Additionally, the Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of the Trust’s Treasurer and Assistant Treasurers and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2013.

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Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	None
Carl A. Froebel	None	None
Steven J. Paggioli	None	$50,001-$100,000

Compensation

Effective January 1, 2014, Independent Trustees each receive an annual retainer of $85,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board receives an additional annual retainer of $15,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  All Trustees will be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements are allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the estimated rate of compensation received by the following Independent Trustees from the Fund for the fiscal year ending October 31, 2014.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$1,300	None	None	$1,300
Wallace L. Cook, Independent Trustee	$1,000	None	None	$1,000
Eric W. Falkeis, Independent Trustee(2)	$1,000	None	None	$1,000
Carl A. Froebel, Independent Trustee	$1,000	None	None	$1,000
Steve J. Paggioli, Independent Trustee	$1,000	None	None	$1,000
(1)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund.  For the fiscal period ending October 31, 2014, aggregate Trustees’ fees of $366,667 are estimated to be incurred by the Trust.

(2)	Prior to March 8, 2013, Mr. Falkeis was an “interested” Trustee of the Trust and received no compensation.

Codes of Ethics

The Trust, the Adviser, each of the Sub-Advisers, and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser, the Sub-Advisers, and the Distributor to invest in securities that may be purchased or held by the Fund.

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PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser which, in turn, has delegated such responsibility to the Sub-Advisers, subject to the Board’s continuing oversight.  Each Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix C to this SAI.  Information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 1-855-8LIQ-ALT (1-855-854-7258) and (2) on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Because the Fund is new, as of the date of this SAI, there were no principal shareholders or control persons of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.  Furthermore, neither the Trustees, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Trustees, nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of their affiliates.

THE FUND’S INVESTMENT ADVISER AND SUB-ADVISERS

The Investment Adviser

Balter Liquid Alternatives, LLC (“Balter” or the “Adviser”) acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreements”) with the Trust.  The Adviser is located at 125 High Street, Oliver Street Tower, Suite 802, Boston, MA 02110.  Balter is controlled by Balter Capital Management (“BCM”).  BCM, in turn is controlled by Brad R. Balter.  Balter is also controlled by Antler LLC, which, in turn is controlled by The David A. Sackler 2012 Trust, The Marianna R. Sackler 2012 Trust, The Rebecca K. Sackler 2012 Trust and Wasatch LLC.

The Adviser shall provide the Trust through investment “Sub-Advisers” with such investment research, advice and supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, shall furnish continuously an investment program for the Fund, shall determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive an investment management fee from the Fund as follows:

Fund	Annual Management Fee (calculated daily and paid monthly)
Balter Long/Short Equity Fund	1.95%

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The Adviser has contractually agreed to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-Advisers.

After its initial two-year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest, taxes, interest and dividend expense of securities sold short, and extraordinary expenses) in order to the limit Net Annual Fund Operating Expenses for shares of the Fund to 2.19% and 2.54% for the Institutional Shares and Investor Shares, respectively (the “Expense Caps”).  The current Expense Caps are in place indefinitely, but at a minimum will remain in effect through December 31, 2015.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

The Sub-Advisers

Apis Capital Advisers, LLC, 90 Park Avenue, 18th Floor, New York, NY 10016 (“Apis”), is the Sub-Adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  Apis is controlled by Dan Barker.  For its services as a Sub-Adviser, Apis is entitled to receive a fee of 1.00% from the Adviser.

Madison Street Partners, LLC, 3200 Cherry Creek South Drive, Suite 360, Denver, CO 80209 (“Madison Street”), is the Sub-Adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  Madison Street is controlled by Steve Owsley.  For its services as a Sub-Adviser, Madison Street is entitled to receive a fee of 1.00% from the Adviser.

Midwood Capital Management LLC, 20 Custom House Street, Suite 610, Boston, MA 02110 (“Midwood”), is the Sub-Adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  Midwood is controlled by David Cohen, Ross DeMont and Howard Rubin.  For its services as a Sub-Adviser, Midwood is entitled to receive a fee of 1.00% from the Adviser.

Millrace Asset Group, Inc., 1205 Westlakes Drive, Suite 375, Berwyn, PA 19312 (“Millrace”), is the Sub-Adviser for an allocated portion of the Fund pursuant to a Sub-Advisory Agreement with the Adviser.  Millrace is controlled by William Kitchel, III and Whitney Maroney.  For its services as a Sub-Adviser, Millrace is entitled to receive a fee of 1.00% from the Adviser.

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Each Sub-Adviser has agreed to furnish continuously an investment program for their assigned portion of the Fund that it sub-advises and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Fund shall be held in various securities, cash or other investments.  In this connection, each Sub-Adviser shall provide the Adviser and the officers and trustees of the Trust with such reports and documentation as the latter shall reasonably request regarding the Sub-Adviser’s management of the Fund assets.  Each Sub-Adviser shall carry out its responsibilities in compliance with:  (a) the Fund’s investment objective, policies and restrictions as set forth in the Trust’s current registration statement, (b) such policies or directives as the Trust’s trustees may from time to time establish or issue and communicate to the Sub-Advisers in writing, and (c) applicable law and related regulations.

The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Reliance on Manager of Managers Order

The Adviser and the Trust, on behalf of the Fund, have applied for an exemptive order from the SEC to operate under a manager of managers structure that would permit the Adviser, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”).  Under the Manager of Managers Structure, the Adviser will have ultimate responsibility, subject to oversight of the Board of Trustees, for overseeing the Trust’s Sub-Advisers and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any Sub-Adviser that is affiliated with the Adviser.  Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by the Fund also requires prior shareholder approval.  Such approval was obtained for the Fund from its initial shareholder.  Thus, if the SEC order is obtained, the Fund will begin to operate under the Manager of Managers Structure immediately.  The exemptive application will provide that amounts payable by the Adviser to Sub-Advisers under the Fund’s sub-advisory agreements need not be disclosed to shareholders.

The Manager of Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to Sub-Advisers or sub-advisory agreements.  Operation of the Fund under the Manager of Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval.  Shareholders will be notified of any changes made to Sub-Advisers or material changes to sub-advisory agreements within 90 days of the change.

Portfolio Managers

The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Fund for which they sub-advise.  Each portfolio manager or team member is referred to as a portfolio manager below.  The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another.  Each firm is a separate entity that may employ different compensation structures and may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers.  The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below.  Asset amounts are approximate and have been rounded.

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Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Balter (1)
Brad R. Balter	0	$0	6	$208M	33	$992 M
Ben R. Deschaine	0	$0	0	$0	0	$0
Jay C. Warner	0	$0	4	$102M	33	$992 M
Apis (1)
Daniel J. Barker	0	$0	4	$65M	0	$0
Madison Street(2)
Steve C. Owsley	0	$0	3	$104M	1	$7.5M
Drew Hayworth	0	$0	3	$104M	1	$7.5M
Midwood(1)
David E. Cohen	0	$0	2	$76.7M	0	$0
Ross D. DeMont	0	$0	2	$76.7M	0	$0
Millrace(2)
William L. Kitchel, III	2	$4.7M	1	$89M	0	$0
Whitney M. Maroney	2	$4.7M	1	$89M	0	$0
(1) Information provided is as of September 30, 2013.
(2) Information provided is as of December 31, 2013.

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The following represents accounts managed with performance-based fees:

Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Balter (1)
Brad R. Balter	0	$0	4	$39M	0	$0
Ben R. Deschaine	0	$0	0	$0	0	$0
Jay C. Warner	0	$0	2	$14M	0	$0
Apis (1)
Daniel J. Barker	0	$0	4	$65M	0	$0
Madison Street(2)
Steve C. Owsley	0	$0	3	$104M	1	$7.5M
Drew Hayworth	0	$0	3	$104M	1	$7.5M
Midwood(1)
David E. Cohen	0	$0	1	$76.0	0	$0
Ross D. DeMont	0	$0	1	$76.0	0	$0
Millrace(2)
William L. Kitchel, III	0	$0	1	$89M	0	$0
Whitney M. Maroney	0	$0	1	$89M	0	$0
(1) Information provided is as of September 30, 2013.
(2) Information provided is as of December 31, 2013.

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Portfolio managers of each of the following Sub-Advisers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

Balter
Because Balter performs investment management services for various clients, certain conflicts of interest could arise.  Balter may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  Balter will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that Balter, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where Balter buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Apis
Because Apis performs investment management services for various clients, certain conflicts of interest could arise.  Apis may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  Apis will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that Apis, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where Apis buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

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Madison Street
There may exist certain inherent and potential conflicts of interest between Madison Street or any of its affiliates and Madison Street’s advisory clients.  Conflicts may include, but are not limited to, time commitment by Madison Street or its employees, management of other clients and fees charged to clients, including incentive and management fees.  To mitigate the risks of such conflicts, Madison Street relies on policies and procedures that it believes are reasonably designed to emphasize its fiduciary duties to all of its clients, and that seek to monitor the allocation of time, opportunities and other resources between clients .

Midwood
Because Midwood performs investment management services for various clients, certain conflicts of interest could arise.  Midwood may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund.  Midwood will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that Midwood, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where Midwood buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Millrace
All assets under management with Millrace are invested in the same securities.  All transactions are allocated pro rata based upon the market value of each.  This pro rata investment mitigates the potential for conflicts of interest in favoring one account over another.  Millrace has adopted its code of ethics with the intent to prevent improper personal trading, identify conflicts of interest and provide a means to resolve any actual or potential conflicts in favor of Millrace’s clients.  All of the members of the investment team and the Millrace CFO have invested a material portion of their personal net worth in a private fund managed by the firm.  These investments and the prohibition on personal account investment in companies with a market capitalization of less than $5 billion aligns the interests of Millrace and its clients and prevents conflicts with personal account positions.

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of the most recent practicable date.

Balter
Balter’s portfolio managers are compensated with a base salary which is determined by individual and firm-wide performance as well as an annual incentive bonus.  Balter’s portfolio managers participate in the parent firm, BCM’s profit share plan and defined benefit plan.

Apis
Apis’ portfolio manager is compensated with a base salary and incentives based on the firm’s earnings.

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Madison Street
Madison Street’s portfolio managers are compensated with a salary that is based on the firm’s revenues and bonus incentives based on the performance of the pooled entities and separately managed accounts managed by the firm.

Midwood
Midwood’s portfolio managers are compensated with a salary that is based on the firm’s revenues and incentives based on the firm’s earnings.

Millrace
Millrace’s portfolio managers are compensated with a salary that is based on the firm’s revenues.

Securities Owned in the Fund by the Portfolio Managers

As of February 28, 2014, the following portfolio managers beneficially owned shares of the Fund:

Portfolio Manager	Range of Shares Owned
Brad R. Balter	$100,001 - $500,000
Jay C. Warner	$100,001 - $500,000

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

Custodian

U.S. Bank National Association, is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

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Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement and Sub-Advisory Agreements, the Adviser and Sub-Advisers determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser and Sub-Advisers, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Sub-Advisers will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  Each Adviser and Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the general policy of each Adviser and Sub-Adviser to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser/Sub-Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

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Investment decisions for the Fund are made independently from those of other client accounts or mutual funds managed or advised by the Adviser or Sub-Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds.  In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser or Sub-Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion or subscription rights.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as  separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Fund does not expect to determine the NAV of shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

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Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business.  If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day.  Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the OTC market and not on NASDAQ are valued at the most recent trade price.  All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities, which are valued at amortized cost.  Exchange-traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non-exchange-traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.  If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund Shares.

Trading in foreign securities markets is normally completed well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value.  Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Adviser, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is principally traded.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the distributor such rejection is in the best interest of the Fund.  The Trust has granted limited authority to the Adviser to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

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Automatic Investment Plan (Investor Class Only)

As discussed in the Prospectus, the Fund provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem the Fund’s shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

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Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Net investment income generally consists of interest income and dividends received on investments, less expenses.  Dividends from net investment income are generally made at least annually.  Capital gain distributions from net profits from the sale of securities are generally made at least annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

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In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Distributions of net investment income and net short-term capital gains are generally taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported as qualified dividend income or as eligible for the dividends received deduction cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income for non-corporate shareholders and the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year, and therefore cannot be predicted with any certainty.  The deduction, if any, may be reduced or eliminated if the Fund’s shares held by an individual investor are held for less than 61 days, or if the Fund’s shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Federal taxes on the Fund’s distribution of long-term capital gains are determined by how long the Fund owned the investments that generated the gains, not how long a shareholder has owned the Fund shares, and there is no requirement that the Fund take into consideration any tax implications when implementing its investment strategy.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain “wash sale” rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of the Fund’s shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of the Fund’s shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Non-corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status, as applicable, in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any additional amounts may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax.  The Medicare tax is imposed at a rate of 3.8% on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder that is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at the rate of 30% (or a lower rate reduced by treaty).

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on your Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  Withholding under FATCA is required:  (i) with respect to certain distributions from your Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017.  If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Fund will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

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In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.

The advice herein was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.  The Fund has not received a ruling from the Internal Revenue Service or an opinion from tax counsel with respect to any tax issues.

THE FUND’S DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Fund’s Investor Class shares pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  Amounts paid under the Plan, by the Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  Such fee is paid to the Distributor each year only to the extent of such costs and expenses of the Distributor under the Plan actually incurred in that year.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor and the Adviser, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of the Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

Shareholding Servicing Plan
Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust established by the Fund with respect to the Investor class of the Fund, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Fund.  Shareholder Servicing Fees are accrued daily and paid quarterly, at an annual rate of up to 0.10% of the average daily net assets of the Fund.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Fund; (2) aggregating and processing orders involving the shares of the Fund; (3) processing dividend and other distribution payments from the Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Fund to shareholders; (7) assisting shareholders in changing the Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Adviser may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each class pays the Adviser a fee of up to 0.10% of the class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Independent Trustees, or by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.  The Plan may be terminated, with respect to a class or classes of the Fund, without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Independent Trustees; or (2) by a vote of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the applicable class or classes.

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MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

FINANCIAL STATEMENTS

Because the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the Fund’s independent public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A
CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

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APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

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APPENDIX C

Proxy Voting Policies

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-Advisers.

BALTER LIQUID ALTERNATIVES, LLC (the “Adviser”)
APIS CAPITAL ADVISORS, LLC
MADISON STREET PARTNERS, LLC
MIDWOOD CAPITAL MANAGEMENT LLC
MILLRACE ASSET GROUP, INC.
(collectively, the “Sub-Advisers”)

I.	BACKGROUND

In accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), each registered investment adviser should adopt and implement written policies and procedures reasonably designed to ensure that it is voting proxies in the best interest of its clients, describe how material conflicts that arise between the investment adviser and clients are resolved, disclose how clients may obtain information on how the investment adviser voted proxies, and describe its proxy voting procedures and furnish a copy upon request. Furthermore, Rule 204-2 requires certain books and records related to proxy voting to be maintained by the investment adviser.

II.	POLICY

The Adviser has contractually delegated the Fund’s proxy voting authority to each of its respective Sub-Advisers as applicable.   The Adviser’s Chief Compliance Officer or his or her designee (the “Adviser’s CCO”) monitors proxy voting activities of the Adviser and the Sub-Advisers to ensure compliance with underlying proxy voting guidelines; coordinates the preparation of the annual Form N-PX filing; and performs an annual review of the Fund’s proxy voting program to confirm that review, monitoring and filing processes are satisfied..  The Adviser will review each Sub-Adviser’s proxy voting guidelines to ensure that they meet the standards set forth from time to time by the SEC. The Adviser will report to the Board at least annually regarding the compliance of Adviser’s proxy voting guidelines and each Sub-Adviser’s proxy voting guidelines with such SEC standards, including the procedures that the Adviser and each Sub-Adviser uses when a vote presents a conflict between the interests of Fund shareholders and those of the Adviser or any Sub-Adviser, respectively. The Sub-Advisers shall report to the Adviser on a regular basis, but not less than annually, any conflicts of interest that arose from proxy votes and how such conflicts were resolved. The Adviser shall provide such reports to the Board at the next regular meeting of the Board after such reports were received from the Sub-Advisers. The Adviser will also report to the Board at least annually on any conflicts of interest that arose from its own proxy votes and how such conflicts were resolved.

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APIS CAPITAL ADVISORS, LLC

1. General
Rule 206(4)-6 of the Advisers Act requires an adviser that exercises voting authority over Client proxies to vote proxies in the best interests of its Clients. In furtherance of such objective, Apis Capital Advisors, LLC (the “Company”) has established policies and procedures to address voting procedures and any conflicts of interests involved in a proxy vote between the Company and a Client. Additionally, the Company will maintain certain records required to be maintained by Rule 206(4)-6 relating to all voted proxies.

2. Determination of Vote
The Company’s proxy voting procedures are designed to ensure that proxies are voted in a manner that is in the best interest of the Client.  The majority of proxy-related issues generally fall within the following five categories:
•	corporate governance
•	takeover defenses
•	compensation plans
•	capital structure
•	social responsibility

The Company will generally vote in favor of matters that follow an agreeable corporate strategic direction, support an ownership structure that enhances shareholder value without diluting management’s accountability to shareholders and/or present compensation plans that are commensurate with enhanced manager performance and market practices.  While proxy voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a proxy vote of security holders are not deemed relevant to the Company’s voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on a Client’s investment. Additionally, the Company may decide that avoiding further expense and investigation and not voting at all on a presented proposal may be in the best interest of a Client. Accordingly, the Company may abstain from voting in certain circumstances.

3. Conflicts of Interest
Conflicts of interest involved in a proxy vote shall be addressed though the following three-step process:
Identification of all potential conflicts of interest Examples of potential conflicts of interest include:
•
The Company or an affiliate manages a pension plan, administers Employee benefit plans, or provides brokerage, underwriting, insurance, or banking services to a Company whose management is soliciting proxies;

•
The Company or an affiliate has a substantial business relationship (separate from the Company’s investment strategy) with a portfolio company or a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

•
The Company or an affiliate has a business relationship (separate from the Company’s investment strategy) or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships; or

•
An officer or Employee of the Company or an affiliate may have a familial relationship to a portfolio company (e.g. a spouse or other relative who serves as a director of a public company).  Determination of material conflicts The SEC has not provided any specific guidance as to how an investment adviser should analyze or determine whether a conflict is “material” for purposes of proxy voting. Thus, traditional analysis of questions of materiality under the federal securities laws should be used. Establishment of procedures to address material conflicts If a material conflict of interest with respect to a particular vote is encountered, contact the CCO to determine how to vote the proxy consistent with the best interests of a Client and in a manner not affected by any conflicts of interest.

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4. Recordkeeping
Pursuant to Rule 204-2, the Company shall retain the following five types of records relating to proxy voting:

•	Proxy voting policy and procedures;
•	Proxy statements received for Client securities;
•	Records of votes cast on behalf of Clients;
•	Written Client requests for proxy voting information and written adviser responses to any Client request (whether oral or written) for proxy voting information; and
•	Any documents prepared by the Company that were material to making a proxy voting decision or that memorialized the basis for the decision.

5. Sub-Advisers
In the event that the Company engages sub-advisers to any Client accounts to be managed in accordance with the investment program and strategies employed by the particular sub-adviser, the Company may delegate proxy voting and recordkeeping requirements to such sub-advisers. In such situations, the Company will obtain periodic certifications that any such sub-advisers are complying with Rule 206(4)-6.

6. Policy Statement and Requests
The Advisers Act requires that the Company must inform Client on how they can obtain information about how the Company has voted Client proxies and Client may obtain a copy of the Company’s proxy voting policy upon request. Questions related to this Policy, the proxy voting process and/or information regarding how the Company voted proxies relating to the Client’s portfolio securities may be obtained by Clients, free of charge, by contacting the CCO at dan@apiscapital.com.

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MADISON STREET PARTNERS, LLC

General Proxy Voting Policy

Madison Street’s policy is to vote all proxies in accordance with applicable federal and state law.  Madison Street’s proxy voting policy is summarized in its Form ADV, Part II.

Class Actions

When class action notices are received on behalf of Madison Street clients, it is Madison Street’s policy to recommend that eligible clients participate.  Generally, Madison Street or the client’s custodian will prepare any necessary documents required to participate in the class action.

Madison Street’s policy is generally to not serve as lead plaintiff in a class action suit, although under appropriate circumstances it might consider seeking such status from time to time.

Background

Proxy Voting

Federal Advisers Act

Rule 206(4)-6 under the Federal Advisers Act provides that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Federal Advisers Act for an SEC-registered investment adviser to exercise voting authority with respect to client securities, unless:

(a)           the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients;

(b)           the adviser describes its proxy voting procedures to its clients and provides copies on request; and

(c)           the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

Rule 206(4)-6 applies when the advisory contract is silent but the adviser's voting authority is implied by an overall delegation of discretionary authority. The rule does not apply, however, to advisers that provide clients with advice about voting proxies but do not have authority to vote the proxies.

Advisers that exercise voting authority with respect to client securities must adopt proxy voting policies and procedures.  The policies and procedures must be in writing and be reasonably designed to ensure that the adviser votes in the best interest of clients.  The policies and procedures must also describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

The SEC did neither proposed nor adopted specific policies or procedures for advisers.  Instead, the SEC left advisers the flexibility to craft policies and procedures suitable to their businesses and the nature of the conflicts they face.  The SEC also indicated that the duty of care requires an adviser with voting authority to monitor corporate actions and vote client proxies.  Therefore, the SEC concluded that the adviser should have procedures in place designed to ensure that it fulfills these duties.  The SEC did not suggest that an adviser that fails to vote every proxy would necessarily violate its fiduciary obligations, but rather indicated that there may even be times when refraining from voting a proxy is in the client's best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.  The SEC stated that an adviser may not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

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An adviser's policies and procedures under the rule must also address how the adviser resolves material conflicts of interest with its clients.  Advisers today use various means of ensuring that proxy votes are voted in their clients' best interest and not affected by the advisers' conflicts of interest.  An adviser that votes securities based on a pre-determined voting policy could demonstrate that its vote was not a product of a conflict of interest if the application of the policy to the matter presented to shareholders involved little discretion on the part of the adviser.  Similarly, an adviser could demonstrate that the vote was not a product of a conflict of interest if it voted client securities, in accordance with a pre-determined policy, based upon the recommendations of an independent third party.  An adviser could also suggest that the client engage another party to determine how the proxies should be voted, which would relieve the adviser of the responsibility to vote the proxies.  Other policies and procedures are also available; their effectiveness (and the effectiveness of any policies and procedures) will turn on how well they insulate the decision on how to vote client proxies from the conflict.

Although the Rule does not provide a specific means for the delivery of the required disclosures, advisers may deliver the disclosures together with a periodic account statement, in a separate mailing, in the written brochure, or in Part II of Form ADV.  If an adviser chooses to deliver the disclosures in a written brochure or Part II of Form ADV, the adviser must deliver (not just offer) the document to the client.

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MIDWOOD CAPITAL MANAGEMENT LLC

Midwood Capital Management (the “Company”) has adopted a written proxy voting policy and related procedures which are intended to assure that client securities are voted in the best interests of the client, and which address material conflicts of interest that may arise between the investment adviser and its clients. A copy of the policy is set forth below. All Employees involved in portfolio management and/or the voting of client proxies must familiarize themselves with and adhere to this policy, a copy of which is set forth below. A summary of the Company’s proxy voting policies and procedures will be set forth in the Company’s Form ADV Part 2A, along with information about how each client may learn of the Company’s specific votes of proxies with respect to the client’s securities. The Company will furnish a copy of the full policies and procedures to clients upon request.

The Company’s proxy policy is to carefully review every proxy and vote every proxy received.  The Company reviews each situation and votes in the way that will be most beneficial to the Company’s clients. If the Company believes that it has a material conflict of interest with respect to any transaction, it will disclose the issue to the client and consult with the client on how to vote. Proxy statements received by the Company and a photocopy of the voted proxy form are maintained in a proxy file. The Company may also rely on the EDGAR system for copies of proxy statements, if relevant. Any client may request to see that information and it will be made available to them upon request. The Company will also maintain a copy of each written client request for information about the Company’s voting of proxies on behalf of each client and the Company’s response to each request. The Company will also retain any document it creates that was material to making the decision how to vote a client’s proxies or that records the basis for that decision.

Questions related to the Company’s proxy policy, the proxy voting process and/or information regarding how the Company voted proxies relating to the Client’s portfolio securities may be obtained by clients, free of charge, by contacting the CCO at hbrubin@midwoodcapital.com.

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MILLRACE ASSET GROUP, INC.

PROXY VOTING POLICY AND PROCEDURES
Adopted January 23, 2006

I.           STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  When Millrace has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.           PROXY VOTING PROCEDURES

All proxies received by Millrace will be sent to the Chief Financial Officer.  The Chief Financial Officer will:
•	Keep a record of each proxy received and how voted;

•	Determine which accounts managed by Millrace hold the security to which the proxy relates;

•	Absent material conflicts (see Section IV below), determine how Millrace should vote the proxy and in a timely manner vote the proxy by mail or electronic means.

•
Millrace may retain a third party to assist it in coordinating and voting proxies with respect to client securities.  If so, the Compliance Officer will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

III.           VOTING GUIDELINES

In the absence of specific voting guidelines from the client, Millrace will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer.  Millrace believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•
Generally, Millrace will vote in favor of routine corporate housekeeping proposals, including election of directors, selection of auditors, and increases in or reclassification of common stock. Millrace will generally vote for stock option plans or plan amendments for corporate directors, executive and employees.

•
Generally, Millrace will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, Millrace shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and Millrace's opinion of management;

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•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

IV.           CONFLICTS OF INTEREST

1.           The Compliance Officer will identify any conflicts that exist between the interests of Millrace and its clients.  Generally, Millrace’s interest and the interest of Millrace’s clients are closely aligned as Millrace’s owners and employees are investors in a fund managed by Millrace.  This examination will include a review of the relationship of Millrace and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Millrace or an affiliate of Millrace or has some other relationship with Millrace or a client of Millrace.

2.           If a material conflict exists, Millrace will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client.  Millrace will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves.  In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when Millrace determines it has a material conflict that affects its best judgment as an ERISA fiduciary, Millrace will give the ERISA client the opportunity to vote the proxies themselves.  Absent the client reserving voting rights, Millrace will vote the proxies solely in accordance with the policies outlined in Section III.  “Voting Guidelines” above.

V.           DISCLOSURE

1.           Millrace will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how Millrace voted such client’s proxies, and to request a copy of these policies and procedures.  If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how Millrace voted the client’s proxy.

2.           A concise summary of this Proxy Voting Policy and Procedures will be included in Millrace’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated.  The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients (who will already have been sent Adviser’s Form ADV Part 2, which is required to be offered to clients annually) either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.           RECORDKEEPING

The Compliance Officer will maintain files relating to Millrace’s proxy voting procedures in an easily accessible place.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Millrace.  Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

•	A copy of each proxy statement that Millrace receives that are not available on the SEC’s EDGAR system.

Table of Contents - Staement of Additional Information

•	A record of each vote that Millrace casts.

•	A copy of any document Millrace created that was material to making a decision how to vote proxies, or that memorializes that decision.

A copy of each written client request for information on how Millrace voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how Millrace voted its proxies.

Table of Contents - Staement of Additional Information

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Investment Advisory Agreement dated January 31, 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)
Investment Advisory Agreement dated February 20, 2008, between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Investment Advisory Agreement dated May 29, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(vii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(viii)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

1

(ix)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xiii)
Investment Advisory Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)
Investment Advisory Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Amended and Restated Investment Advisory Agreement dated March 1, 2007, between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

2

(xix)
Investment Advisory Agreement dated May 1, 2009, between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxiii)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiv)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxiv)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

3

(xxvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxvi)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xxvii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxviii)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxviii)(A)
Amended Schedule A dated February 18, 2014, to the Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxix)
Investment Advisory Agreement dated December 30, 2013, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxx)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the Balter Long/Short Equity Fund and Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxx)(A)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Apis Capital Advisors, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxx)(B)
Investment Sub-Advisory Agreement dated December 31, 2013, between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

	(xxx)(C)	Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Madison Street Partners, LLC – filed herewith.
	(xxx)(D)	Form of Investment Sub-Advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. – filed herewith.
(xxxi)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

4

(ii)
Distribution Agreement dated July 5, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007, between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(B)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(iv)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(v)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(v)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(vi)
Distribution Agreement dated July 7, 2006, between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

5

(vii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(viii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(viii)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(ix)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ix)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(x)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xi)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xi)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

6

(xii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xviii)(A)
First Amendment dated February 18, 2014 to the Distribution Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Non-U.S. Core Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xix)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xx)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of Balter Long/Short Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxi)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

7

(i)
Addendum to the Custody Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(i)(A)
Addendum to the Custody Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(iii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(A)
Amendment to the Custody Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ix)
Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(x)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xii)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

8

(xii)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xx)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xx)(A)
Amendment to the Custody Agreement, dated February 18, 2014, on behalf of the McKinley Non U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxi)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

9

(i)(A)
Addendum to the Fund Administration Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(i)(A)(1)
Addendum to the Fund Administration Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(A)(2)
Addendum to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(A)(3)
Amendment to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(B)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(E)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(F)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(i)(G)
Amendment dated June 19, 2013, to the Fund Administration Servicing Agreement dated June 22, 2006, on behalf of the Hodges Funds between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(G)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(I)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

10

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(L)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)(M)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(N)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(i)(P)(1)
Amendment to the Fund Administration Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(i)(Q)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(i)(R)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(i)(S)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

11

(ii)(A)(1)
Addendum to the Fund Accounting Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(2)
Addendum to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(A)(3)
Amendment to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(C)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(C)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)(2)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund, and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(E)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(H)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

12

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(ii)(P)(1)
Amendment to the Fund Accounting Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(ii)(Q)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(ii)(R)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(ii)(S)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)(1)
Addendum to the Transfer Agent Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

13

(iii)(A)(2)
Addendum to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(A)(3)
Amendment to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(C)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(C)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(C)(2)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Intrinsic Value Fund and the Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(E)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(H)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

14

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)(P)(1)
Amendment to the Transfer Agent Servicing Agreement, dated February 18, 2014, on behalf of the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iii)(Q)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iii)(R)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iii)(S)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(B)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated January 31 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

15

(iv)(B)(3)
Operating Expenses Limitation Agreement dated February 20, 2008, between the Trust, on behalf of the FundX Tactical Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(B)(4)
Operating Expenses Limitation Agreement dated May 29, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)(C)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(C)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(4)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Funds is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iv)(D)
Operating Expenses Limitation Agreement dated August 30, 2002, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iv)(E)(1)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(F)
Operating Expenses Limitation Agreement dated March 1, 2007, between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

16

(iv)(H)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 26, 2007.

(iv)(I)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(J)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(K)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(L)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(L)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)(M)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(N)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(N)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(O)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(P)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

17

(iv)(P)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(R)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(R)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(R)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(S)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(T)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(iv)(T)(2)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(T)(3)
Appendix A to the Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Funds, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(iv)(U)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated December 30, 2013, is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(iv)(V)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Balter Long/Short Equity Fund, dated December 31, 2013 is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(iv)(V)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

18

(iv)(W)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(W)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)(A)
Opinion and Consent of Counsel dated September 12, 2005, by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(ii)(A)(1)
Opinion and Consent of Counsel dated June 24, 2002, by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(ii)(A)(2)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(ii)(A)(3)
Opinion and Consent of Counsel dated January 31, 2007, by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(4)
Opinion and Consent of Counsel dated February 21, 2008, by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iv)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(v)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(vi)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

19

(vi)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vii)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(viii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Opinion of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(x)(A)
Consent of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

20

(xiii)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xiv)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiv)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xv)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xvi)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvi)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvii)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvii)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xviii)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xviii)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xix)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

21

(xix)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xx)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xx)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xxi)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)(B)
Opinion of Counsel dated February 26, 2014, by Sullivan & Worcester LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxi)(C)
Consent of Counsel dated February 26, 2014, by Paul Hastings LLP for the McKinley Non-U.S. Core Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(xxii)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxii)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxiii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)
Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxiv)(A)
Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(xxv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

22

(xxv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xxvi)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvi)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxvii)
Opinion of Counsel dated December 30, 2013, by Sullivan & Worcester LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvii)(A)
Consent of Counsel dated December 30, 2013, by Paul Hastings LLP for the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxviii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxviii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 26, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

23

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

24

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund is herein incorporated by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 10, 2013.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(ix)(A)
Rule 18f-3 Plan dated February 18, 2014, adopted by the Trust on behalf of the McKinley Funds is herein incorporated by reference from Post-Effective Amendment No. 562 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2014.

(x)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xi)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the Balter Long/Short Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xii)
Rule 18f-3 Plan dated November 12, 2013, adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(o)		Reserved.
(p)	(i)
Code of Ethics for FundX Investment Group, on behalf of the FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX ETF Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Tactical Total Return Fund, filed with the SEC on January 31, 2014.

25

(ii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 462 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2012.

(iii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iv)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(v)
Code of Ethics for Portfolio 21 Investments, Inc. is herein incorporated by reference from Post-Effective Amendment No. 540 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 30, 2013.

(vi)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vii)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(viii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(xii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

(xvii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xviii)
Revised Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

26

(xix)	Revised Code of Ethics for the Trust (Professionally Managed Portfolios) – filed herewith.
(xx)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xxi)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(xxii)
Code of Ethics for Otter Creek Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xxiii)
Code of Ethics for Balter Liquid Alternatives, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxiv)
Code of Ethics for Apis Capital Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxv)
Code of Ethics for Midwood Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 548 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 30, 2013.

(xxvi)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xxvii)	Code of Ethics for Madison Street Partners, LLC – filed herewith.
(xxviii)	Code of Ethics for Millrace Asset Group, Inc. – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

27

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund P
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust

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Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b)          To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Principal Underwriter of BP Capital Funds:

(a)            With respect to the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund, Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
6.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
7.	Bridgeway Funds, Inc.
8.	Broadmark Funds
9.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
10.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

29

11.	Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	Exchange Traded Concepts Trust II
14.	FlexShares Trust
15.	Forum Funds
16.	Forum Funds II
17.	FQF Trust
18.	FSI Low Beta Absolute Return Fund
19.	Gottex Multi-Alternatives Fund - I
20.	Gottex Multi-Alternatives Fund - II
21.	Gottex Multi-Asset Endowment Fund - I
22.	Gottex Multi-Asset Endowment Fund – II
23.	Gottex Trust
24.	Henderson Global Funds
25.	Infinity Core Alternative Fund
26.	Ironwood Institutional Multi-Strategy Fund LLC
27.	Ironwood Multi-Strategy Fund LLC
28.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
29.	Manor Investment Funds
30.	Nomura Partners Funds, Inc.
31.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
32.	Pine Grove Alternative Fund
33.	Pine Grove Alternative Institutional Fund
34.	Plan Investment Fund, Inc.
35.	PMC Funds, Series of Trust for Professional Managers
36.	Precidian ETFs Trust
37.	Quaker Investment Trust
38.	Renaissance Capital Greenwich Funds
39.	RevenueShares ETF Trust
40.	Salient MF Trust
41.	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
42.	Sound Shore Fund, Inc.
43.	Steben Select Multi-Strategy Fund
44.	The Roxbury Funds
45.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
46.	Turner Funds
47.	Wintergreen Fund, Inc.

(b)            The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

30

Name	Address	Position with Underwriter	Position with Registrant
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
With respect to BP Capital TwinLine Energy Fund and BP Capital MLP Fund	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Balter Liquid Alternatives, LLC 125 High Street Oliver Street Tower, Suite 802 Boston, Massachusetts 02110
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
BP Capital Fund Advisors, LLC 817 Preston Road, Suite 260 Dallas, Texas 75225
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210

31

Records Relating to:	Are located at:
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101

32

Registrant’s Investment Sub-Advisers
Apis Capital Advisors, LLC 90 Park Avenue, 18th Floor New York, New York 10016
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110
Madison Street Partners, LLC 3200 Cherry Creek South Drive, Suite 360 Denver, Colorado 80209
Midwood Capital Management, LLC 20 Custom House Street, Suite 1610 Boston, Massachusetts 02110
Millrace Asset Group, Inc. 1205 Westlakes Drive, Suite 375 Berwyn, Pennsylvania 19312

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

33

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 565 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 5th day of March, 2014.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
  Elaine E. Richards
  President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 565 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	March 5, 2014
Dorothy A. Berry

Wallace L. Cook*	Trustee	March 5, 2014
Wallace L. Cook

Eric W. Falkeis*	Trustee	March 5, 2014
Eric W. Falkeis

Carl A. Froebel*	Trustee	March 5, 2014
Carl A. Froebel

Steven J. Paggioli*	Trustee	March 5, 2014
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	March 5, 2014
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	March 5, 2014
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		March 5, 2014
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

34

EXHIBIT INDEX

Exhibit Number	Description
(d)(xxx)(C)	Form of Investment Sub-Advisory Agreement (Madison Street Partners, LLC)
(d)(xxx)(D)	Form of Investment Sub-Advisory Agreement (Millrace Asset Group, Inc.)
(j)(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP
(p)(xix)	Revised Code of Ethics (Professionally Managed Portfolios)
(p)(xxvii)	Code of Ethics (Madison Street Partners, LLC)
(p)(xxviii)	Code of Ethics (Millrace Asset Group, Inc.)

35